UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

WESTERN ASSET

CORE PLUS BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Western Asset Core Plus Bond Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Western Asset Core Plus Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexv, gained 3.93% during the six months ended June 30, 2014.

Q. How did the high-yield bond market perform over the six months ended June 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period, gaining 5.46% for the six months ended June 30, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, posted positive returns during all six months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults.

IV	Western Asset Core Plus Bond Fund

Performance review

For the six months ended June 30, 2014, Class I shares of Western Asset Core Plus Bond Fund returned 5.71%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 3.93% for the same period. The Lipper Core Plus Debt Funds Category Average1 returned 4.37% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	5.55%
Class C	5.04%
Class C1	5.32%
Class FI	5.55%
Class R	5.28%
Class I	5.71%
Class IS	5.74%
Barclays U.S. Aggregate Index	3.93%
Lipper Core Plus Debt Funds Category Average[1]	4.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.60%, 1.96%, 2.29%, 2.66%, 2.37%, 3.01% and 3.08%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class R shares would have been 2.01%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.79%, 1.59%, 1.24%, 0.82%, 1.33%, 0.51% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 173 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Core Plus Bond Fund	V

Investment commentary (cont’d)

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Core Plus Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset Core Plus Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives such as futures contracts, written options, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.55%	$1,000.00	$1,055.50	0.80%	$4.08	Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01
Class C	5.04	1,000.00	1,050.40	1.59	8.08	Class C	5.00	1,000.00	1,016.91	1.59	7.95
Class C1	5.32	1,000.00	1,053.20	1.24	6.31	Class C1	5.00	1,000.00	1,018.65	1.24	6.21
Class FI	5.55	1,000.00	1,055.50	0.80	4.08	Class FI	5.00	1,000.00	1,020.83	0.80	4.01
Class R	5.28	1,000.00	1,052.80	1.15	5.85	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	5.71	1,000.00	1,057.10	0.49	2.50	Class I	5.00	1,000.00	1,022.36	0.49	2.46
Class IS	5.74	1,000.00	1,057.40	0.43	2.19	Class IS	5.00	1,000.00	1,022.66	0.43	2.16

2	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

4	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.9%
Consumer Discretionary — 3.2%
Automobiles — 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.000%	6/15/19	1,000,000	$1,086,250
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	4,170,000	4,712,100
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	9,970,000	10,050,837	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,797,086	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	11,150,000	11,272,527
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	330,000	362,548
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	5,960,000	7,609,686
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,664,781
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,746,231
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,725,843	(a)
Total Automobiles				69,027,889
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	16,415,625	(a)
Marriott International Inc., Senior Notes	5.810%	11/10/15	7,950,000	8,456,280
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	352,035
Total Hotels, Restaurants & Leisure				25,223,940
Internet & Catalog Retail — 0.0%
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	536,804
Media — 2.1%
21st Century Fox America Inc., Notes	5.300%	12/15/14	864,000	883,450
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,775
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	318,294
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,714,146
21st Century Fox America Inc., Senior Notes	6.750%	1/9/38	200,000	246,496
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	156,970
CBS Corp., Senior Notes	7.625%	1/15/16	5,500,000	6,055,428
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	16,930,000	17,861,150
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,578,516
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	132,535
Comcast Corp., Notes	5.875%	2/15/18	65,000	74,932
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,406,827
Comcast Corp., Senior Notes	3.600%	3/1/24	5,820,000	5,979,747
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	70,791
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,914,895
Comcast Corp., Senior Notes	6.950%	8/15/37	2,420,000	3,262,259

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	$4,811,793
Comcast Corp., Senior Notes	6.400%	3/1/40	2,390,000	3,063,978
COX Communications Inc., Senior Notes	5.450%	12/15/14	1,520,000	1,553,480
COX Communications Inc., Senior Notes	6.950%	6/1/38	185,000	226,680	(a)
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	116,699	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	2,235,000	2,458,500
DISH DBS Corp., Senior Notes	6.625%	10/1/14	271,000	274,387
DISH DBS Corp., Senior Notes	7.875%	9/1/19	10,000	11,875
DISH DBS Corp., Senior Notes	5.125%	5/1/20	1,240,000	1,303,550
DISH DBS Corp., Senior Notes	6.750%	6/1/21	3,630,000	4,138,200
DISH DBS Corp., Senior Notes	5.875%	7/15/22	2,035,000	2,207,975
DISH DBS Corp., Senior Notes	5.000%	3/15/23	1,829,000	1,863,294
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	3,780,000	3,969,000	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	29,320,000	29,073,360	(a)
Numericable Group SA, Senior Secured Bonds	6.000%	5/15/22	5,970,000	6,208,800	(a)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	12,120,000	15,357,616
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	9,016,976
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	4,246,616
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	3,965,964
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	660,000	738,333
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	3,022,280
Time Warner Inc., Senior Debentures	7.700%	5/1/32	18,656,000	25,906,542
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	22,146
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,223,560
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,167,249
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,521,687	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	11,788,000	13,040,475	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	90,000	95,850	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	7,820,000	8,203,892
WPP Finance UK, Senior Notes	8.000%	9/15/14	3,830,000	3,887,075
Total Media				212,363,043
Specialty Retail — 0.2%
Autozone Inc., Senior Notes	6.950%	6/15/16	10,890,000	12,118,610
Home Depot Inc., Senior Notes	5.400%	3/1/16	8,230,000	8,880,935
Total Specialty Retail				20,999,545
Total Consumer Discretionary				328,151,221

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 3.5%
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	$14,523,585
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,379,656
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	16,650,000	15,954,629
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	698,929
Diageo Finance BV, Senior Notes	3.250%	1/15/15	10,725,000	10,891,699
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,492,633
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	11,044,685	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,384,849
PepsiCo Inc., Senior Notes	0.700%	8/13/15	15,230,000	15,272,690
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	135,676
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,755,113
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,454,230	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	17,905,000	19,088,610	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,634,000	(a)
Total Beverages				121,710,984
Food & Staples Retailing — 0.5%
CVS Caremark Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,879,067
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	86,966	97,470	(a)
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	407,668	454,183	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,625,649	5,207,223
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	12,055,637	13,877,955
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,726,888	3,296,139
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,454,937
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	3,753,058
Kroger Co., Senior Notes	5.150%	8/1/43	920,000	993,867
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	207,511
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,891,519
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	397,947
Total Food & Staples Retailing				48,510,876
Food Products — 0.7%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	8,841,698
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	3,924,000	3,948,525
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	9,526,000	10,835,282
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	9,430,000	9,682,394
Mondelez International Inc., Senior Notes	5.375%	2/10/20	10,900,000	12,529,550
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	15,821,738
WM Wrigley Jr. Co., Senior Notes	4.650%	7/15/15	3,387,000	3,525,511

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	$2,122,832	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,680,164	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	3,090,000	3,199,225	(a)
Total Food Products				78,186,919
Tobacco — 1.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	15,561,220
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	14,791,297
Altria Group Inc., Senior Notes	2.850%	8/9/22	11,920,000	11,470,449
Altria Group Inc., Senior Notes	4.000%	1/31/24	4,500,000	4,623,885
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	816,261
Altria Group Inc., Senior Notes	5.375%	1/31/44	6,890,000	7,546,851
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,687,531	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,160,000	2,692,989
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	11,350,000	11,209,442
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	13,780,000	13,892,858
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	6,170,000	5,976,447
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	8,860,000	9,015,245
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,678,230
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,698,391
Total Tobacco				116,661,096
Total Consumer Staples				365,069,875
Energy — 5.0%
Energy Equipment & Services — 0.4%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,790,000	4,041,087
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	676,341
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,978,007
CGG, Senior Notes	6.500%	6/1/21	1,420,000	1,409,350
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	11,570,000	12,032,800
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	2,020,000	2,210,997	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,762,375
Transocean Inc., Senior Notes	6.375%	12/15/21	750,000	867,631
Transocean Ltd., Senior Notes	6.000%	3/15/18	6,015,000	6,794,117
Total Energy Equipment & Services				39,772,705
Oil, Gas & Consumable Fuels — 4.6%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	7,130,000	7,629,100
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,315,000

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	10,000	$10,538
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	3,010,312
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,808,433
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,334,000	9,595,268
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	38,650
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,305,869
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	293,764
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	14,854,899
Apache Corp., Senior Notes	4.750%	4/15/43	1,770,000	1,854,930
Arch Coal Inc., Senior Notes	7.000%	6/15/19	9,600,000	7,272,000
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,580,000	6,743,875
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	533,263
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	3,440,000	3,482,539
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	1,827,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	5,190,000	5,812,800
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	790,000	877,848
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	5,222,542
Concho Resources Inc., Senior Notes	5.500%	10/1/22	2,040,000	2,195,550
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,143,748
ConocoPhillips, Notes	6.500%	2/1/39	110,000	147,521
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	12,447
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	948,980
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	6,950,000	7,523,375
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	226,500
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,326,750
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,240,000	3,460,923
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	17,025,871
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,600,000	3,626,399
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	84,283
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,120,000	10,466,914
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,554,460
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	11,034,000	12,454,627
El Paso LLC, Senior Notes	7.250%	6/1/18	5,740,000	6,536,425
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	11,729,100
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	3,887,000	4,531,484
Hess Corp., Notes	8.125%	2/15/19	16,870,000	21,221,853

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,191,000	$4,098,393
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,947,564
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	2,500,000	2,768,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,768,000	1,909,440
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	1,742,000	1,903,135
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,710,000	1,821,150
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.500%	7/15/23	1,030,000	1,050,600
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	371,875	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	18,771,332
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,751
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	3,015,091
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,241,181
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	6,280,000	6,097,698
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	4,145,000	4,176,087
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,982,000	25,883,805
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	8.375%	6/1/20	6,812,000	7,706,075
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	16,498,200
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	8,080,000	8,330,884
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,387,000	6,949,056
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,579,000	5,962,835
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	33,630,000	35,050,195
Petroleos Mexicanos, Notes	6.375%	1/23/45	13,610,000	15,804,612	(a)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,227,000	2,174,665
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	2,002,000	2,234,732
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	3,250,000	3,692,812
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	468,000	547,560
QEP Resources Inc., Senior Notes	6.875%	3/1/21	6,650,000	7,464,625
QEP Resources Inc., Senior Notes	5.250%	5/1/23	4,580,000	4,683,050
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,020,000	1,081,200
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	1,630,000	1,760,400
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,531,600
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,279,611

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	$504,900
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	1,680,000	1,776,600
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	5,350,000	5,577,375	(a)
Samson Investment Co., Senior Notes	10.750%	2/15/20	8,330,000	8,777,737	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,202,758
Shell International Finance BV, Senior Notes	6.375%	12/15/38	6,785,000	8,939,455
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	6,800,000	6,998,710	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	18,910,000	19,576,937	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,233,540
Transocean Inc., Senior Notes	5.050%	12/15/16	320,000	347,623
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	590,198
Williams Cos. Inc., Notes	7.875%	9/1/21	7,959,000	9,881,393
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	345,828
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,956,945
Total Oil, Gas & Consumable Fuels				476,234,803
Total Energy				516,007,508
Financials — 12.1%
Banks — 7.2%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,206,855	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	7/21/14	12,050,000	9,700,250	(b)(c)
Bank of America Corp., Senior Notes	4.500%	4/1/15	13,380,000	13,779,112
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,850,372
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	2,030,256
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	181,366
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,245,868
Bank of America Corp., Senior Notes	5.625%	7/1/20	16,960,000	19,511,361
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	13,081,747
Bank of America Corp., Senior Notes	3.300%	1/11/23	14,062,000	13,860,295
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	237,128
Bank of America Corp., Senior Notes	4.000%	4/1/24	15,800,000	16,124,390
Bank of America Corp., Senior Notes	5.000%	1/21/44	23,010,000	24,412,298
Bank of America Corp., Senior Notes	4.875%	4/1/44	11,630,000	12,001,404
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,300,606
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	7,500,000	7,638,630	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	5,167,256	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,444,487
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,483,827	(a)

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	$719,756
CIT Group Inc., Senior Notes	5.000%	8/1/23	8,030,000	8,220,712
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,948,125	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	8,323,187	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	6,110,500	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	3,420,000	3,454,200	(b)(c)
Citigroup Inc., Senior Notes	6.375%	8/12/14	1,545,000	1,555,280
Citigroup Inc., Senior Notes	5.500%	10/15/14	27,000	27,390
Citigroup Inc., Senior Notes	6.010%	1/15/15	6,417,000	6,610,447
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	11,764,097
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	8,738,060
Citigroup Inc., Senior Notes	5.375%	8/9/20	330,000	378,160
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	721,245
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	10,260,000	11,444,712
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,997,471
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	206,136
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	5,404,000	6,727,515
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,130,000	1,178,644
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,490,000	10,593,054	(a)
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	15,410,000	15,565,379
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,700,509	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	15,470,474	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	16,060,000	16,974,537
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	7,600,000	8,757,852
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	14,140,000	16,702,875	(a)(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,510,872
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,568,230	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,242,000	7,399,188	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,988,268
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	27,410,000	27,733,849	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,385,751
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,767,690
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,927,452
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,387,606
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	24,430,000	24,527,940

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	250,000	$263,243
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	347,969
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	9,718,000	9,538,402
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	117,377	(a)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	25,360,000	25,656,332	(c)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	6,000,000	6,076,116
Nordea Bank AB, Senior Notes	3.700%	11/13/14	1,580,000	1,599,548	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,892,101	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,885,000	2,280,850	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	2,000,000	2,137,500	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	2,150,000	2,194,342
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,841,107
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,812,869
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	14,142,154
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,299,165
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,530,000	7,645,954
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,220,122
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	11,800,000	11,974,616	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	2,375,739	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	23,690,000	24,830,958	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,640,000	4,768,064	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,439,103	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	3,920,000	4,491,156
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/4/14	20,261,000	19,653,170	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	15,197,154
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,558,507
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,730,208
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,522,835
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,826,434
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,908,687
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	8,954,317
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,108,007
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	7,092,000	7,233,840
Total Banks				733,982,617
Capital Markets — 1.8%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,066,461
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/4/14	1,830,000	1,464,000	(b)(c)

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	$13,506,629
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	668,596
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	216,357
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	29,180,336
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,599,477
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,974,004
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,191,591
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,402,859
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	36,084,731
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,562,767
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,840,000	2,213,583
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/4/14	5,550,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(b)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	90,000	102,805
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	390,000	424,190
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	5,920,000	6,569,536
Morgan Stanley, Medium-Term Notes	0.678%	10/18/16	7,802,000	7,793,293	(b)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	8,268,471
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,395,364
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,188,365
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	5,350,804
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	28,931,000	31,740,055
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	9,854,000	9,425,243	(a)
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	3,673,000	3,743,231
Total Capital Markets				187,132,748
Consumer Finance — 0.9%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	3,380,000	4,072,900
American Express Co., Subordinated Debentures	6.800%	9/1/66	8,556,000	9,411,600	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	22,150,000	22,307,885
American Honda Finance Corp., Notes	1.000%	8/11/15	14,310,000	14,377,171	(a)
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,116,050
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	2,300,000	2,334,500
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	2,680,000	2,676,650
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	22,255,718

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — continued
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	$69,375
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	48,370
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,548,574
Total Consumer Finance				97,218,793
Diversified Financial Services — 1.8%
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	32,758,824
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,690,000	6,807,878
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,661,666
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	8,200,000	8,304,296
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,135,000	4,566,789
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,430,000	1,590,217
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	35,970,000	48,317,710
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	34,295,000	38,238,925	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,870,000	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,570,000	5,611,775	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	28,927,900	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,538,788
Total Diversified Financial Services				187,194,768
Insurance — 0.3%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	610,000	682,438
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	60,000	68,495
American International Group Inc., Senior Notes	8.250%	8/15/18	160,000	198,785
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,058,250	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	6,462,502
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	7,040,811
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	330,254
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	280,000	373,409	(a)
Total Insurance				26,214,944
Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	7,192,224
Total Financials				1,238,936,094
Health Care — 2.0%
Biotechnology — 0.0%
Amgen Inc., Senior Notes	3.625%	5/22/24	5,000,000	5,044,220

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	$7,708,304
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,019,648
Total Health Care Equipment & Supplies				8,727,952
Health Care Providers & Services — 1.0%
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,351,230
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	8,090,000	8,140,562
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	32,790,000	34,816,061
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	2,730,000	3,016,650	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.875%	7/15/17	220,000	249,150
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	4,200,000	4,588,500	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	14,485,400
HCA Inc., Notes	7.690%	6/15/25	723,000	815,183
HCA Inc., Notes	7.500%	11/6/33	1,105,000	1,174,063
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,800,000	2,025,000
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	285,091
Humana Inc., Senior Notes	3.150%	12/1/22	2,970,000	2,914,740
Humana Inc., Senior Notes	4.625%	12/1/42	1,400,000	1,387,974
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	9,830,000	10,312,653
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	357,661
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,516,256
WellPoint Inc., Notes	5.875%	6/15/17	3,052,000	3,425,373
WellPoint Inc., Notes	7.000%	2/15/19	1,895,000	2,285,950
WellPoint Inc., Senior Notes	1.250%	9/10/15	3,210,000	3,234,505
WellPoint Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,221,104
WellPoint Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,272,196
Total Health Care Providers & Services				103,875,302
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,696,642
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	1,350,000	1,498,384
Total Life Sciences Tools & Services				6,195,026
Pharmaceuticals — 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	17,500,000	17,595,445
AbbVie Inc., Senior Notes	2.900%	11/6/22	10,730,000	10,376,285
GlaxoSmithKline Capital Inc., Senior Bonds	6.375%	5/15/38	7,000,000	9,054,598
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,107,658
Merck and Co. Inc., Senior Notes	6.000%	9/15/17	340,000	390,364
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	4,150,000	4,217,919	(a)
Pfizer Inc., Senior Notes	6.200%	3/15/19	8,755,000	10,393,104

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	6,270,000	$7,366,128	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	660,000	677,297
Wyeth, Notes	5.950%	4/1/37	6,358,000	7,812,335
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,314,719
Total Pharmaceuticals				80,305,852
Total Health Care				204,148,352
Industrials — 1.7%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,881,932
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,625,524
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,675,380
Total Aerospace & Defense				18,182,836
Airlines — 0.4%
Air 2 US, Notes	8.027%	10/1/19	4,264,482	4,520,351	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	11,747,961	13,862,594
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	6,112,133	6,891,430
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,800,470
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	30,574	32,867
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	180,014	196,666
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,868,589	11,052,820
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	1,646,671	1,885,439
United Airlines Inc., Senior Secured Notes	6.750%	9/15/15	310,000	312,712	(a)
Total Airlines				44,555,349
Building Products — 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	113,138	(a)
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	9,107,337
Total Building Products				9,220,475
Commercial Services & Supplies — 0.2%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	2,000,000	2,185,000	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,236,950	(a)
Waste Management Inc., Senior Notes	7.125%	12/15/17	500,000	587,539
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,622,052
Waste Management Inc., Senior Notes	3.500%	5/15/24	5,040,000	5,070,280
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,692,874
West Corp., Senior Notes	5.375%	7/15/22	6,920,000	6,850,800	(a)
Total Commercial Services & Supplies				26,245,495

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electrical Equipment — 0.3%
ABB Finance U.S.A. Inc., Senior Notes	4.375%	5/8/42	1,373,000	$1,401,309
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,904,832
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	24,396,167
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,376,504
Total Electrical Equipment				36,078,812
Industrial Conglomerates — 0.2%
General Electric Co., Senior Notes	0.850%	10/9/15	6,700,000	6,733,232
General Electric Co., Senior Notes	4.500%	3/11/44	2,660,000	2,771,558
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	7,677,178
Total Industrial Conglomerates				17,181,968
Machinery — 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	5,268,000	5,327,903
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,417,222
Total Machinery				7,745,125
Road & Rail — 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,869,062	(a)
Trading Companies & Distributors — 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,614,125	(a)
Total Industrials				175,693,247
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,574,302
Software — 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	5,040,000	5,430,600	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,748,900
Total Software				21,179,500
Total Information Technology				22,753,802
Materials — 3.0%
Chemicals — 0.3%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	6,260,000	6,244,350	(a)
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,905,889
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	5,730,000	6,073,800
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	3,034,255
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,821,982
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,173,907
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	371,127
Total Chemicals				24,625,310

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	5.750%	5/15/21	6,040,000	$6,425,050
Ball Corp., Senior Notes	5.000%	3/15/22	1,959,000	2,007,975
Ball Corp., Senior Notes	4.000%	11/15/23	190,000	180,975
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	7.125%	4/15/19	4,550,000	4,754,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,573,681
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,937,829
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	2,250,000	2,308,878
Total Containers & Packaging				24,189,138
Metals & Mining — 2.4%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	8,711,651
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	4,308,004
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	11,290,000	11,243,135
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	8,651,640
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	24,574,102
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,166,412
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,432,561
Cliffs Natural Resources Inc., Senior Notes	3.950%	1/15/18	8,490,000	8,603,163
Cliffs Natural Resources Inc., Senior Notes	4.800%	10/1/20	4,598,000	4,499,446
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.000%	4/1/17	180,000	185,850	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	2/1/18	150,000	157,500	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	2,880,000	3,135,600	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	2,080,000	2,230,800	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	2,650,000	2,689,504
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	9,760,000	9,856,497
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	2,453,000	2,895,705
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,505,327
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,635,796
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,855,000	2,431,998
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	12,460,000	13,036,649
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,340,000	3,590,009
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	5,255,493
Rio Tinto Finance USA PLC, Senior Notes	2.250%	12/14/18	3,945,000	4,021,375
Southern Copper Corp., Senior Notes	5.250%	11/8/42	22,390,000	20,584,403
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	600,000	642,750
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	7,433,000	8,083,387
Vale Overseas Ltd., Notes	6.875%	11/21/36	16,044,000	17,761,350

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	32,397,000	$33,262,000
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,090,000	3,400,047	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	13,920,000	14,077,686	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	11,790,000	12,101,999	(a)
Total Metals & Mining				248,731,839
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,575,951
Total Materials				305,122,238
Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.3%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,417,194
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,603,179
AT&T Inc., Senior Notes	3.875%	8/15/21	9,435,000	10,037,462
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,504,743
AT&T Inc., Senior Notes	3.900%	3/11/24	2,580,000	2,669,232
AT&T Inc., Senior Notes	4.350%	6/15/45	11,178,000	10,595,827
BellSouth Corp., Senior Bonds	5.200%	9/15/14	8,250,000	8,330,578
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	8,457,518
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,000,000	1,041,250
CenturyTel Inc., Senior Notes	6.000%	4/1/17	8,270,000	9,128,013
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	10,947,521
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	5,777,000	5,748,115	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,000,000	3,285,000
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,633,510
Qwest Corp., Senior Notes	7.500%	10/1/14	2,870,000	2,918,575
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	570,000	659,063
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	671,544
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	633,716
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,698,503
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	5,007,709
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	7,755,000	8,472,338	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	1,848,000	2,185,460
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	7,844,000	8,106,021
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,670,000	1,566,635
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	49,635,000	55,546,181
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	6,290,000	6,567,716
Verizon Communications Inc., Senior Notes	7.750%	12/1/30	1,385,000	1,899,413

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	26,520,000	$32,485,356
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	20,274,000	25,513,633
Total Diversified Telecommunication Services				236,331,005
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	7,262,814
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	9,068,920
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	135,919
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	95,076
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,320,000	1,333,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,231,000	2,576,805
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	15,823,125	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	4,690,000	5,217,625	(a)
Total Wireless Telecommunication Services				41,513,484
Total Telecommunication Services				277,844,489
Utilities — 1.5%
Electric Utilities — 1.0%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	198,374
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	2,025,000	2,611,325
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,535,782
Duke Energy Progress Inc., Secured Bonds	2.800%	5/15/22	400,000	397,866
Exelon Corp., Bonds	5.625%	6/15/35	426,000	479,389
FirstEnergy Corp., Notes	7.375%	11/15/31	37,356,000	44,148,852
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,341,338
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,424,465
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	90,000	111,304
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,723,364
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	12,771,275
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,698,113
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,753,094
Total Electric Utilities				105,194,541
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	56,206	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,413,000	12,862,187
Total Gas Utilities				12,918,393
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., Senior Notes	7.750%	10/15/15	2,756,000	2,955,810
AES Corp., Senior Notes	8.000%	6/1/20	2,079,000	2,499,998
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	8,225,000	8,924,125	(a)

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power and Renewable Electricity Producers — continued
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,527,000	$1,702,605	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	780,000	822,900	(a)
Total Independent Power and Renewable Electricity Producers				16,905,438
Multi-Utilities — 0.2%
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	13,254,983
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	180,000	231,062
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,846,320
Total Multi-Utilities				18,332,365
Total Utilities				153,350,737
Total Corporate Bonds & Notes (Cost — $3,350,625,170)				3,587,077,563
Asset-Backed Securities — 5.0%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,495,323	3,602,119	(a)
Access Group Inc., 2005-B B2	0.729%	7/25/35	2,121,549	1,888,178	(b)
ACE Securities Corp., 2006-GP1 A	0.412%	2/25/31	70,282	66,270	(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.852%	6/25/30	224,512	193,190	(b)
Airspeed Ltd., 2007-1A G1W	0.422%	4/15/24	20,583,177	17,289,868	(a)(b)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.500%	2/25/33	979,561	926,268	(b)
Argent Securities Inc., 2005-W5 A2D	0.472%	1/25/36	16,796,466	11,255,564	(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	8,955,000	9,296,472	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-3A A	2.100%	3/20/19	5,900,000	5,964,806	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,696,945	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,965,336	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,347,892	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.722%	9/25/34	63,397	61,699	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.629%	9/25/34	3,672,179	3,500,879	(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.430%	2/25/36	306,436	302,943	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.652%	12/27/39	7,100,000	7,874,695	(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.772%	1/25/33	244,210	235,997	(b)
CDC Mortgage Capital Trust, 2004-HE3 M1	0.320%	11/25/34	167,634	159,978	(b)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	378,912	385,738
Countrywide Asset-Backed Certificates, 2002-BC1	0.812%	4/25/32	90,363	60,948	(b)
Countrywide Asset-Backed Certificates, 2003-1	0.832%	6/25/33	127,617	110,780	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.772%	9/25/33	470,971	445,773	(b)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	659,060	653,102	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.492%	12/25/36	134,684	78,794	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.442%	2/15/34	170,221	152,495	(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.292%	7/15/36	138,381	115,894	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,214,525	1,027,488	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Countrywide Home Equity Loan Trust, 2006-I 2A	0.292%	1/15/37	14,278,710	$13,138,341	(b)
Countrywide Home Equity Loan Trust, 2007-B A	0.302%	2/15/37	12,922,423	11,572,637	(b)
Education Funding Capital Trust, 2004-1 A4	1.651%	6/15/43	4,600,000	4,519,854	(b)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.501%	3/25/36	200,000	205,633	(a)(b)
EFS Volunteer No. 3 LLC, 2012-1 A3	1.150%	4/25/33	6,650,000	6,703,599	(a)(b)
EMC Mortgage Loan Trust, 2002-B A1	0.802%	2/25/41	224,097	205,412	(a)(b)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.352%	5/25/28	246,274	230,185	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.390%	10/25/34	20,341,921	18,820,376	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.362%	11/25/36	119,583	100,630	(b)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	7,628	871
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	28,893	29,009
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	325,586	12,337	(b)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	33,351	33,207
Greenpoint Manufactured Housing, 1999-2 A2	2.915%	3/18/29	6,650,000	5,813,519	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.534%	6/19/29	2,850,000	2,482,959	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.649%	2/20/30	2,700,000	2,353,663	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.650%	2/20/32	3,975,000	3,638,091	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.656%	3/13/32	6,425,000	5,785,552	(b)
GSAA Home Equity Trust, 2005-6 A3	0.522%	6/25/35	8,436,412	8,059,262	(b)
GSAA Home Equity Trust, 2007-6 A4	0.452%	5/25/47	18,163,518	12,988,986	(b)
GSRPM Mortgage Loan Trust, 2007-1 A	0.552%	10/25/46	10,340,402	7,735,220	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	9,350,000	9,298,715	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T5 AT5	1.979%	8/15/46	9,310,000	9,358,412	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 B7	2.229%	11/15/46	5,000,000	4,994,500	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.670%	3/25/31	51,492	42,655	(b)
Indymac Seconds Asset Backed Trust, 2006-A A	0.412%	6/25/36	432,097	104,325	(b)
Lehman XS Trust, 2005-5N 3A1A	0.452%	11/25/35	4,380,349	3,880,757	(b)
Lehman XS Trust, 2006-2N 1A1	0.412%	2/25/46	24,309,760	18,188,513	(b)
Lehman XS Trust, 2006-4N A2A	0.372%	4/25/46	3,860,560	2,834,635	(b)
Lehman XS Trust, 2007-6 3A6	5.245%	5/25/37	61,879,542	45,496,067	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.452%	11/25/34	10,587,491	10,484,274	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.312%	10/25/36	4,975,543	2,409,158	(b)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.172%	10/25/33	843,219	784,790	(b)
National Collegiate Student Loan Trust, 2006-3 A4	0.422%	3/26/29	11,250,000	10,237,489	(b)
National Collegiate Student Loan Trust, 2007-4 A3L	1.002%	3/25/38	72,180,000	53,974,573	(b)
Nelnet Student Loan Corp., 2004-2A A5B	1.090%	2/25/39	400,000	379,300	(b)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2004-4 A5	0.389%	1/25/37	80,966	$80,154	(b)
Northstar Education Finance Inc., 2007-1 A6	1.538%	1/29/46	12,175,000	11,116,481	(b)
Northstar Education Finance Inc., Student Loan Asset Backed Note	0.505%	1/29/46	6,475,000	5,911,947	(b)
Novastar Home Equity Loan, 2003-3 A2C	1.212%	12/25/33	98,395	92,106	(b)
Option One Mortgage Loan Trust, 2002-6 A2	0.952%	11/25/32	780,945	726,396	(b)
Origen Manufactured Housing, 2006-A A2	2.246%	10/15/37	28,477,236	24,781,677	(b)
Origen Manufactured Housing, 2007-A A2	2.109%	4/15/37	23,480,300	20,691,876	(b)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	962,307	1,008,476
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,279,491	1,365,735
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.952%	7/25/35	9,417,731	8,773,624	(b)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,286,563	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.692%	8/25/31	147,005	98,067	(b)
RAAC, 2007-RP2 M1	1.127%	2/25/46	10,000,000	6,901,070	(a)(b)
RAAC, 2007-RP3 A	0.532%	10/25/46	7,049,399	6,043,647	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.012%	6/25/33	28,967	27,314	(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.652%	12/25/33	273,508	265,011	(b)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.772%	3/25/34	9,081,294	8,475,009	(b)
Renaissance Home Equity Loan Trust, 2005-1	0.482%	5/25/35	1,309,002	1,126,077	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	12,391,434
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.812%	5/25/33	437,831	386,916	(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.275%	8/25/33	2,980,729	2,630,947	(b)
Residential Funding Mortgage Securities II, 2003-HS3	0.442%	8/25/33	36,515	33,422	(b)
Residential Funding Securities Corp., 2002-RP2 A1	1.652%	10/25/32	2,812,182	2,571,985	(a)(b)
SACO I Trust, 2006-3 A3	0.612%	4/25/36	969,427	1,363,093	(b)
SACO I Trust, 2006-5 1A	0.452%	4/25/36	83,574	131,826	(b)
Saxon Asset Securities Trust, 2002-3 M1	1.277%	12/25/32	1,042,198	961,802	(b)
Saxon Asset Securities Trust, 2003-3 M1	1.125%	12/25/33	7,106,374	6,671,869	(b)
Saxon Asset Securities Trust, 2005-1 M1	0.840%	5/25/35	707,397	662,289	(b)
SLM Student Loan Trust, 2012-06 A3	0.902%	5/26/26	2,500,000	2,545,708	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	9,910,247	9,811,145	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.492%	7/25/29	7,706	6,913	(b)
Structured Asset Investment Loan Trust, 2005-HE1 M2	0.872%	7/25/35	8,514,970	6,688,381	(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.911%	5/25/31	385,720	341,464	(a)(b)
Structured Asset Securities Corp., 2006-ARS1 A1	0.370%	2/25/36	1,159,380	76,265	(a)(b)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	350	349
Total Asset-Backed Securities (Cost — $486,048,015)				509,604,655

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — 15.9%
ACRE Commercial Mortgage Trust	3.152%	6/15/30	1,901,000	$1,923,078	(a)(b)
ACRE Commercial Mortgage Trust	4.552%	6/15/30	6,446,000	6,587,573	(a)(b)
American Home Mortgage Assets, 2006-3 3A12	0.342%	10/25/46	10,138,050	7,458,725	(b)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	15,140,682	15,158,548
Banc of America Commercial Mortgage Trust, 2006-5 AM	5.448%	9/10/47	1,600,000	1,720,333
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.791%	4/10/49	3,070,000	3,083,413	(b)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	60,083	62,875
Banc of America Funding Corp., 2004-B 3A2	2.840%	12/20/34	157,078	92,372	(b)
Banc of America Funding Corp., 2005-F 2A1	2.856%	9/20/35	10,024,004	7,718,694	(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.161%	12/25/34	81,456	80,835	(b)
BCAP LLC Trust, 2009-RR4 8A2	2.944%	9/26/35	4,407,827	3,350,526	(a)(b)
BCAP LLC Trust, 2010-RR06 4A13	2.944%	9/26/35	3,593,987	2,712,162	(a)(b)
Bear Stearns ARM Trust, 2005-12 11A1	2.587%	2/25/36	314,141	251,968	(b)
Bear Stearns Asset-Backed Securities I Trust, 2006-AC2 1A2	22.993%	3/25/36	3,654,150	4,062,936	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.496%	12/25/35	1,362,250	1,598,697	(b)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	32.924%	7/25/36	2,452,625	3,791,711	(b)
Bear Stearns Asset-Backed Securities Trust, 2007-AC4 A2	24.668%	2/25/37	5,283,563	6,200,821	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW16 AJ	5.898%	6/11/40	490,000	507,606	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AJ	6.079%	6/11/50	4,100,000	4,213,066	(b)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.566%	1/15/46	9,640,000	9,086,346	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.527%	1/15/46	2,500,000	2,653,775	(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	5,640,000	5,450,304
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	8,100,000	6,798,784	(b)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.352%	10/25/36	861,231	763,179	(a)(b)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,576,012
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.341%	12/10/49	2,160,000	2,172,992	(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.908%	8/25/35	136,526	107,873	(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.772%	12/25/35	181,871	145,709	(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.552%	5/25/35	590,798	586,717	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.392%	11/25/36	37,346,000	33,297,432	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.392%	11/25/36	8,683,803	7,515,545	(b)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	5,445,000	5,992,484	(b)
COMM Mortgage Trust, 2014-SAVA D	3.250%	6/15/34	14,221,000	14,221,000	(a)(f)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	14,191,000	14,339,906
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	945,280

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,413,000	$3,633,712
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,582,473	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.255%	10/10/46	730,000	789,032	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,790,695	(a)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	9,105,002	9,759,215
Countrywide Alternative Loan Trust, 2004-33 2A1	2.736%	12/25/34	25,351	25,530	(b)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.482%	10/25/35	12,790,285	10,692,793	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.452%	12/25/35	10,070,360	8,447,038	(b)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	13,967,810	12,708,612
Countrywide Alternative Loan Trust, 2006-041CB 2A12	6.000%	1/25/37	32,570,264	28,276,103
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	22,986,899	19,603,480
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.363%	3/20/46	178,486	137,788	(b)
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.383%	5/20/46	4,009,696	2,884,707	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.353%	7/20/46	373,549	254,137	(b)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.342%	8/25/46	427,121	325,576	(b)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.348%	12/20/46	1,839,847	1,409,676	(b)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.418%	3/20/36	99,440	89,650	(b)
Countrywide Home Loans, 2005-R3 AF	0.552%	9/25/35	3,675,264	3,306,080	(a)(b)
Countrywide Home Loans, 2006-0A5 1A1	0.352%	4/25/46	2,928,860	2,484,636	(b)
Countrywide Home Loans, 2006-R1 AF2	0.520%	1/25/36	5,875,684	5,133,891	(a)(b)
Countrywide Home Loans, 2006-R2 AS, IO	5.648%	7/25/36	44,265,014	6,054,701	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.512%	3/25/35	2,666,918	2,383,883	(a)(b)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.470%	5/20/36	503,618	456,253	(b)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.982%	6/15/38	2,270,000	2,354,396	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AJ	5.749%	1/15/49	4,640,000	4,685,426	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	10,048,000	11,011,774	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-9 4A1	19.107%	10/25/35	3,074,360	4,027,805	(b)
Credit Suisse Mortgage Trust, 2013-11R 2A3	26.032%	5/27/34	11,770,676	16,415,161	(a)(b)
DBUBS Mortgage Trust, 2011-LC3A XA, IO	1.559%	8/10/44	764,541	21,247	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.602%	6/25/34	103,475	95,715	(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	0.975%	9/19/44	182,075	176,913	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Equity Mortgage Trust, 2014-INNS D	2.504%	5/8/31	10,170,000	$10,170,915	(a)(b)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	3,520,000	3,571,265	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	975,687	138,508
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	25,499,646	27,980,328
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.138%	11/15/36	3,738,937	502,831	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.348%	7/15/37	1,703,568	268,213	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.878%	9/15/37	4,692,036	659,941	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.078%	1/15/40	8,224,817	1,210,702	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	12,667,959
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	37,758,876	41,327,166
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	29,535,137
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	30,815,346	34,938,809
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.798%	10/15/41	24,194,941	4,795,643	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.448%	11/15/41	12,957,013	2,365,827	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.898%	8/15/39	9,186,361	1,281,178	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4060 JS, IO	5.848%	6/15/42	9,810,314	1,932,512	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.898%	7/15/42	2,396,190	513,272	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	10,098,451	1,392,642
Federal Home Loan Mortgage Corp. (FHLMC), 4097 SG Remics IO	5.998%	8/15/32	2,104,276	446,450	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.898%	8/15/42	3,548,474	804,066	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	9,964,623	1,914,794
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.998%	11/15/42	2,741,000	599,461	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.998%	11/15/42	2,711,625	619,874	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.998%	11/15/42	4,463,484	966,857	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	7,267,428	1,022,813
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.048%	5/15/39	8,278,052	1,619,070	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.098%	9/15/42	6,521,871	1,207,023	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	11,731,804	1,464,051
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	26,248,111	29,313,733
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.827%	7/25/21	47,309,532	4,494,926	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.363%	4/25/20	78,150,754	4,040,707	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.816%	6/25/20	11,123,142	837,250	(b)

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.727%	10/25/21	27,488,540	$2,543,405	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.588%	12/25/21	22,062,590	1,864,311	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	1.022%	9/25/22	19,028,808	1,113,965	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.371%	6/25/21	40,013,098	2,853,014	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.448%	11/25/36	10,099,086	2,133,058	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.328%	4/25/40	6,974,448	989,895	(b)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	15,717,734	16,198,084
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.428%	9/25/40	6,478,130	1,222,143	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	20,528,983
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.378%	12/25/40	927,106	121,256	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	938,836	1,082,641
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.488%	7/25/41	5,076,218	806,018	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.548%	10/25/26	4,032,903	677,888	(b)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.448%	10/25/40	4,429,968	832,849	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	9,248,056	10,378,613
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	13,223,349	14,766,302
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	26,036,815	29,551,239
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,201,509	377,902
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.498%	2/25/41	4,334,349	830,068	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	11,657,971	1,302,564
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	1,179,688	1,093,166
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.498%	3/25/42	14,187,019	2,278,181	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	748,845	693,925
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.798%	7/25/42	25,126,013	5,316,215	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.448%	7/25/42	2,205,192	$394,089	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	11,616,427	1,476,501
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.948%	9/25/42	5,942,816	1,288,914	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	4,358,687	553,884
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.998%	11/25/42	6,602,790	1,401,775	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.998%	11/25/42	5,182,629	1,176,778	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.998%	11/25/42	7,800,875	1,843,093	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.998%	12/25/42	8,772,458	1,810,667	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.998%	12/25/42	2,759,726	627,259	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.998%	12/25/42	7,654,774	1,724,797	(b)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.998%	12/25/42	6,271,357	1,283,799	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	13,265,378	1,611,698
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	21,696,457	24,200,879
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	51,697,426	57,912,852
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.998%	3/25/42	15,433,222	2,370,085	(b)
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	12,047,357	1,507,015
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.948%	7/25/43	5,988,790	1,251,135	(b)
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	16,348,924	13,573,138
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	2,690,791	529,424
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	4,420,531	774,930
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	1,766,816	302,269
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	920,481	155,419	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	833,060	145,498	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	1,104,588	185,426
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	5,203,024	941,008
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	14,804,357	1,479,642
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	670,904	77,106

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	7,943,187	$1,767,491
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	12,598,306	2,584,133
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	5,586,503	1,096,255
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.522%	2/25/37	172,161	106,939	(b)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.837%	4/20/36	1,712,454	271,649	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.347%	3/20/39	3,496,472	464,234	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.327%	4/20/40	1,771,079	309,231	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	7,756,161
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.398%	4/16/34	951,758	43,085	(b)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	15,726,740
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.497%	1/20/40	1,130,852	165,637	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	42,991,960
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	7,276,990	484,853
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	33,560,040
Government National Mortgage Association (GNMA), 2010-118, IO	0.969%	4/16/53	11,562,880	504,280	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.151%	5/20/60	1,122,673	1,140,299	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.502%	8/20/58	2,786,479	2,773,088	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.532%	12/20/60	520,140	515,735	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.552%	12/20/60	12,920,898	12,830,995	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	21,900,000	24,058,946
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	1,169,677	136,157
Government National Mortgage Association (GNMA), 2011-H06 FA	0.602%	2/20/61	3,291,354	3,274,075	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-H08 FG	0.632%	3/20/61	12,440,605	$12,391,751	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.652%	3/20/61	10,241,610	10,209,380	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	15,175,534	2,241,276
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	7,566,900	656,168
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.948%	8/16/42	10,116,764	1,628,707	(b)
Government National Mortgage Association (GNMA), 2012-100 IO, IO	0.826%	8/16/52	30,589,569	2,028,547	(b)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.547%	6/20/43	17,170,152	3,497,100	(b)
Government National Mortgage Association (GNMA), 2013-153 AB	2.900%	6/16/44	11,859,709	12,192,101	(b)
Government National Mortgage Association (GNMA), 2013-154 AB	2.900%	2/16/44	35,975,116	36,500,101	(b)
Government National Mortgage Association (GNMA), 2013-178 A	2.250%	3/16/35	5,976,496	6,099,797
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.946%	6/16/55	31,989,809	2,063,183	(b)
Government National Mortgage Association (GNMA), 2013-193 AB	2.000%	12/16/49	5,573,404	5,596,723
Government National Mortgage Association (GNMA), 2014-089 IO, IO	1.038%	1/16/57	106,430,000	9,940,136	(b)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.472%	10/25/45	4,368,994	3,331,576	(b)
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.420%	11/25/46	3,126,379	2,940,766	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.382%	4/25/36	2,086,175	1,562,009	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	6.015%	7/10/38	3,065,000	3,325,093	(b)
GS Mortgage Securities Corp. II, 2011-GC5 X4, IO	1.874%	8/10/44	298,365	19,589	(a)(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	5,462,000	6,014,995	(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.502%	3/25/35	11,118,984	9,738,640	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.502%	9/25/35	25,137,894	21,530,908	(a)(b)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.794%	11/25/35	1,703,206	1,562,977	(b)
HarborView Mortgage Loan Trust, 2005-3	0.395%	6/19/35	9,561,908	8,591,126	(b)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.551%	6/19/45	3,800,644	2,527,577	(b)
HarborView Mortgage Loan Trust, 2006-02	2.686%	2/25/36	2,345,255	1,867,252	(b)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.355%	9/19/46	2,494,973	1,953,876	(b)
HarborView Mortgage Loan Trust, 2006-13 A	0.335%	11/19/46	422,011	334,046	(b)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.375%	7/19/47	502,418	438,336	(b)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
IMPAC CMB Trust, 2003-4 1A1	0.790%	10/25/33	45,503	$45,222	(b)
IMPAC CMB Trust, 2005-7 A1	0.412%	11/25/35	6,412,064	5,039,882	(b)
IMPAC CMB Trust, 2007-A A	0.402%	5/25/37	11,032,331	10,835,901	(b)
IMPAC Secured Assets Corp., 2005-1 5A1	0.422%	7/25/35	39,886	26,002	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.502%	8/25/36	1,501,911	1,481,824	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.464%	3/25/35	185,805	185,495	(b)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.362%	4/25/46	9,609,259	7,963,894	(b)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.352%	6/25/47	375,989	291,507	(b)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.272%	7/25/36	134,365	104,738	(b)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.426%	8/25/37	423,083	354,511	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.457%	7/25/35	80,029	58,875	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.456%	8/25/35	358,772	281,734	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	3,120,000	3,376,804	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	1,602,000	1,748,500	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.082%	2/12/51	4,115,000	4,626,918	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AMFX	5.930%	2/12/51	1,550,000	1,738,898	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C5 A3	4.171%	8/15/46	558,000	605,540
JPMorgan Chase Commercial Mortgage Securities Corp., 2014-INMZ M	6.383%	6/15/19	21,600,000	21,648,190	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	9,770,000	10,028,866
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.057%	4/15/45	5,815,000	6,035,662	(b)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	6.090%	7/15/44	4,670,000	5,220,299	(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.556%	6/15/36	822,759	2,124	(a)(b)(e)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.329%	7/15/40	11,968,000	12,519,689	(b)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.370%	9/15/45	4,896,000	5,577,083	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.342%	5/25/46	321,367	258,650	(b)
Luminent Mortgage Trust, 2006-7 2A1	0.322%	12/25/36	2,806,370	2,191,130	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.194%	5/25/34	892,236	886,038	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	2.684%	7/25/34	1,058,201	1,056,750	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.179%	12/25/34	17,430	16,813	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-02 3A1	2.615%	1/25/36	997,042	986,773	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.362%	4/25/46	307,965	235,432	(b)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,581,336	2,636,715	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	4,018,106	4,132,044	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.502%	5/25/35	4,089,880	$3,436,472	(a)(b)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.512%	7/25/35	39,053,917	33,958,982	(a)(b)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	10,650,000	10,956,251	(b)
Merrill Lynch Mortgage Trust, 2007-C1 A4	6.033%	6/12/50	3,110,000	3,474,508	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.079%	8/12/49	920,000	1,021,694	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	4,930,000	4,760,748	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	12,794,000	12,423,934	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.461%	2/25/36	356,872	340,162	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.029%	8/15/45	29,921,574	2,689,441	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 AS	3.476%	11/15/45	2,740,000	2,774,003
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	4,333,000	4,280,155
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	110,000	117,846	(b)
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	4,395,000	4,846,314	(b)
Morgan Stanley Capital I Inc., 2007-IQ15 A4	6.105%	6/11/49	156,752	173,500	(b)
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.573%	7/25/34	83,199	83,733	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.467%	10/25/34	5,813	5,754	(b)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.604%	11/25/34	2,791,955	2,718,029	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.506%	7/25/35	4,290,688	3,948,561	(b)
Mortgage IT Trust, 2005-2 1A1	0.412%	5/25/35	60,102	57,632	(b)
Mortgage IT Trust, 2005-3 A1	0.452%	8/25/35	112,407	106,750	(b)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	247,970	233,433
PFP III, 2014-1 D	4.252%	6/14/31	6,760,000	6,817,345	(a)(b)
Prime Mortgage Trust, 2005-2 2A1	6.806%	10/25/32	366,549	394,562	(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	47,118,842	46,722,856	(a)
RBSCF Trust, 2013-GSP A	3.961%	1/13/32	17,211,000	17,999,436	(a)(b)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.602%	1/25/37	19,441,509	13,574,140	(b)
Residential Accredit Loans Inc., 2005-QO3 A1	0.552%	10/25/45	1,434,667	1,112,688	(b)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.422%	2/25/46	10,402,779	7,123,490	(b)
Residential Accredit Loans Inc., 2006-QO3 A1	0.362%	4/25/46	18,117,509	9,086,058	(b)
Residential Accredit Loans Inc., 2006-QO3 A2	0.412%	4/25/46	4,484,029	2,277,542	(b)
Residential Accredit Loans Inc., 2006-QO3 A3	0.482%	4/25/46	6,278,204	3,147,540	(b)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	7.008%	9/25/36	39,693,713	8,953,512	(b)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	5,484,963	4,537,079
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	120,162	135,251

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	956,083	$908,515
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	228,198	218,937
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	251,752	258,147
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.552%	5/25/34	35,396	33,082	(b)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.538%	4/25/37	62,218,133	17,077,758	(b)
Sequoia Mortgage Trust, 2007-3 1A1	0.353%	7/20/36	347,369	332,902	(b)
Structured ARM Loan Trust, 2004-08 1A1	2.468%	7/25/34	3,733	3,793	(b)
Structured ARM Loan Trust, 2004-09XS A	0.522%	7/25/34	93,698	89,026	(b)
Structured ARM Loan Trust, 2004-16 2A	2.429%	11/25/34	11,700,774	11,646,634	(b)
Structured ARM Loan Trust, 2004-16 5A2	4.590%	11/25/34	10,726,284	10,608,274	(b)
Structured ARM Loan Trust, 2005-19XS 2A1	0.452%	10/25/35	987,544	916,242	(b)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.895%	10/19/33	341,473	324,039	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.362%	4/25/36	3,011,237	2,266,188	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.332%	7/25/46	279,377	218,046	(b)
Structured Asset Securities Corp., 2002-9 A2	0.752%	10/25/27	62,091	61,044	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.502%	3/25/35	73,845	62,031	(a)(b)
Thornburg Mortgage Securities Trust, 2004-01	1.583%	3/25/44	23,808	23,893	(b)
Thornburg Mortgage Securities Trust, 2004-03 A	0.892%	9/25/44	568,174	551,424	(b)
Thornburg Mortgage Securities Trust, 2007-4 2A1	5.591%	9/25/37	8,353,808	8,278,264	(b)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.092%	9/25/37	10,685,305	11,151,965	(b)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	3,400,000	3,367,316	(a)
UBS Barclays Commercial Mortgage Trust, 2012-C4 XA, IO	2.016%	12/10/45	30,309,637	3,300,053	(a)(b)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	2,000,000	1,986,484	(a)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.401%	12/26/36	688,217	630,528	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	4,340,000	4,443,049	(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C28 AJ	5.632%	10/15/48	8,883,000	9,108,211	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	4,299,000	4,676,504
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	4,350,000	4,541,226	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.140%	2/15/51	3,000,000	3,156,900	(b)
WaMu Mortgage Pass-Through Certificates, 2002-AR19 A6	2.449%	2/25/33	85,355	84,813	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.417%	9/25/33	27,160	27,701	(b)
Washington Mutual Inc., 2005-AR15 A1A1	0.412%	11/25/45	10,358,607	9,689,317	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.382%	4/25/45	5,838,121	5,539,425	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.422%	7/25/45	5,481,946	5,159,279	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.472%	8/25/45	513,948	488,821	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.442%	10/25/45	13,251,741	$12,446,989	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.420%	12/25/45	13,951,942	13,242,890	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	2.344%	9/25/36	2,373,160	2,129,593	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.873%	6/25/47	38,402	33,759	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.130%	9/25/36	400,284	353,896	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.308%	3/25/37	41,445,344	6,021,304	(b)(e)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.582%	6/25/37	16,828,481	12,259,700	(b)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	222,616	224,500	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.617%	11/25/34	117,206	117,917	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 2A3	2.623%	4/25/36	58,480	57,289	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.615%	4/25/36	3,952,148	3,807,717	(b)
WF-RBS Commercial Mortgage Trust, 2011-C2 XA, IO	1.284%	2/15/44	940,317	32,385	(a)(b)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.738%	6/15/45	213,573	19,696	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.503%	3/15/47	54,098,102	4,496,742	(b)
Total Collateralized Mortgage Obligations (Cost — $1,622,201,019)				1,631,313,894
Mortgage-Backed Securities — 22.3%
FHLMC — 2.0%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/15-11/1/36	548,969	581,528
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	362,210	419,088
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/20-12/1/38	14,810,480	16,501,864
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	5,949,336	6,045,177
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	10,556,428	11,896,157
Federal Home Loan Mortgage Corp. (FHLMC)	2.445%	8/1/35	2,092,292	2,233,073	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.222%	9/1/35	312,468	330,053	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.418%	9/1/35	1,445,022	1,537,840	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.355%	10/1/35	1,279,393	1,360,533	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.348%	12/1/35	1,570,409	1,668,873	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.545%	1/1/36	168,987	179,567	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.790%	2/1/37	47,918	50,240	(b)

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	2/1/37	43,461	$45,781	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.994%	5/1/37	161,022	169,011	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.047%	5/1/37	2,272,379	2,408,041	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.495%	5/1/37	112,832	120,467	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.690%	5/1/37	1,124,761	1,203,319	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.455%	6/1/37	162,019	170,968	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	6/1/37	601,712	644,730	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.830%	7/1/37	2,118,729	2,270,626	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.670%	8/1/37	2,213,082	2,368,269	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	3,141,624	3,481,382
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-8/1/43	24,498,847	25,947,493
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/14/44	9,600,000	9,867,754	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/16-1/1/32	129,860	141,234
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	152,205	159,286
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	42,467,860	45,112,679
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	2/1/32-5/1/43	10,040,373	10,356,920
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	46,086	51,436
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	2,365,882	2,620,094
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	2/1/43	9,430,349	9,313,617
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	8/12/44	42,300,000	41,623,348	(h)
Total FHLMC				200,880,448
FNMA — 16.0%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	16,021,088	17,968,311
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	46,029,948	51,892,003
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	237	259
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-12/1/39	28,603,044	32,236,700
Federal National Mortgage Association (FNMA)	4.500%	1/1/27-4/1/44	225,719,234	245,747,283
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	24,781,756	24,569,919
Federal National Mortgage Association (FNMA)	3.000%	7/17/29	49,500,000	51,418,125	(h)
Federal National Mortgage Association (FNMA)	3.500%	7/17/29-7/14/44	194,800,000	203,106,004	(h)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	14,139,943	15,711,105
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	6,354	7,463
Federal National Mortgage Association (FNMA)	3.500%	11/1/31-5/1/43	194,969,497	201,373,179
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/42	92,935,795	103,486,924
Federal National Mortgage Association (FNMA)	2.390%	5/1/35	1,078,589	1,149,207	(b)
Federal National Mortgage Association (FNMA)	2.161%	6/1/35	526,746	562,189	(b)
Federal National Mortgage Association (FNMA)	2.721%	6/1/35	3,516,163	3,772,377	(b)
Federal National Mortgage Association (FNMA)	2.253%	8/1/35	535,997	576,581	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.317%	9/1/35	1,071,988	$1,139,913	(b)
Federal National Mortgage Association (FNMA)	2.435%	9/1/35	1,797,211	1,918,994	(b)
Federal National Mortgage Association (FNMA)	2.250%	10/1/35	651,213	702,396	(b)
Federal National Mortgage Association (FNMA)	2.277%	10/1/35	822,825	879,209	(b)
Federal National Mortgage Association (FNMA)	2.362%	10/1/35	791,688	856,671	(b)
Federal National Mortgage Association (FNMA)	3.046%	10/1/35	1,167,868	1,245,955	(b)
Federal National Mortgage Association (FNMA)	2.097%	11/1/35	82,021	86,710	(b)
Federal National Mortgage Association (FNMA)	2.098%	11/1/35	75,391	79,927	(b)
Federal National Mortgage Association (FNMA)	2.110%	11/1/35	97,478	103,089	(b)
Federal National Mortgage Association (FNMA)	2.115%	11/1/35	71,858	75,966	(b)
Federal National Mortgage Association (FNMA)	2.116%	11/1/35	114,105	121,768	(b)
Federal National Mortgage Association (FNMA)	2.580%	12/1/35	550,562	592,461	(b)
Federal National Mortgage Association (FNMA)	2.544%	2/1/36	136,824	148,730	(b)
Federal National Mortgage Association (FNMA)	1.764%	2/1/37	5,873,736	6,144,402	(b)
Federal National Mortgage Association (FNMA)	1.327%	8/1/37	244,085	264,564	(b)
Federal National Mortgage Association (FNMA)	1.950%	8/1/37	264,135	282,219	(b)
Federal National Mortgage Association (FNMA)	2.337%	11/1/37	71,608	76,677	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-8/1/43	214,309,609	227,729,240
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	16,100,944	15,834,521
Federal National Mortgage Association (FNMA)	4.000%	7/14/44-8/12/44	283,800,000	300,404,090	(h)
Federal National Mortgage Association (FNMA)	4.500%	7/14/44	3,100,000	3,357,204	(h)
Federal National Mortgage Association (FNMA)	5.000%	7/14/44	115,700,000	128,481,240	(h)
Total FNMA				1,644,103,575
GNMA — 4.3%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	64,383	70,656
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	215,179	238,937
Government National Mortgage Association (GNMA)	8.500%	11/15/27	3,226	3,241
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	12,902,031	14,723,879
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	33,608,023	38,397,572
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	16,722	17,607
Government National Mortgage Association (GNMA)	0.553%	8/20/31	1,109	1,114	(b)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	15,641,592	17,648,995

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
GNMA — continued
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	31,921,782		$35,466,055
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	82,479,120		90,343,537
Government National Mortgage Association (GNMA)	3.500%	7/21/44	52,100,000		54,179,936	(h)
Government National Mortgage Association (GNMA)	4.000%	7/21/44	127,400,000		136,337,900	(h)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	21,643,650		23,694,898
Government National Mortgage Association (GNMA) II	4.000%	4/20/44	9,947,682		10,663,736
Government National Mortgage Association (GNMA) II	3.500%	7/21/44	23,400,000		24,374,392	(h)
Total GNMA					446,162,455
Total Mortgage-Backed Securities (Cost — $2,267,581,270)					2,291,146,478
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Federative Republic of Brazil, Notes (Cost — $34,228,775)	6.000%	8/15/50	78,654,513	BRL	35,249,836
Senior Loans — 3.3%
Consumer Discretionary — 1.2%
Auto Components — 0.1%
INA Beteiligungsgesellschaft mbH, USD Term Loan E	3.750%	5/15/20	6,294,821		6,316,179	(i)(j)
Diversified Consumer Services — 0.1%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,480,968		2,418,944	(i)(j)
ServiceMaster Co., New Term Loan	5.500%	1/31/17	4,937,500		4,936,616	(i)(j)
Total Diversified Consumer Services					7,355,560
Hotels, Restaurants & Leisure — 0.4%
Aramark Corp., USD Term Loan F	3.250%	2/24/21	6,898,240		6,847,579	(i)(j)
Caesars Entertainment Operating Co., Extended Term Loan B6	5.402-7.500%	1/26/18	6,187,510		5,769,148	(i)(j)
Caesars Entertainment Operating Co., Term Loan B4	9.500%	10/31/16	1,446,970		1,450,136	(i)(j)
CCM Merger Inc., New Term Loan B	5.000%	3/1/17	3,061,820		3,057,993	(i)(j)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	3,877,697		3,869,457	(i)(j)
Landry’s Inc., Term Loan B	4.000%	4/24/18	3,252,866		3,256,932	(i)(j)
Oceania Cruises Inc., 2020 Term Loan B	5.250%	7/2/20	2,477,550		2,490,971	(i)(j)
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	10,119,450		10,129,903	(i)(j)
Total Hotels, Restaurants & Leisure					36,872,119

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.4%
Charter Communications Operating LLC, Term Loan E	3.000%	7/1/20	2,970,000	$2,924,707	(i)(j)
Charter Communications Operating LLC, Term Loan F	3.000%	1/3/21	6,930,000	6,821,719	(i)(j)
CSC Holdings Inc., New Term Loan B	2.650%	4/17/20	6,897,897	6,813,108	(i)(j)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	9,840,536	9,828,235	(i)(j)
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/5/20	12,760,000	12,708,960	(i)(j)
Total Media				39,096,729
Specialty Retail — 0.2%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	10,694,349	9,125,841	(i)(j)
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	1,984,694	1,956,785	(i)(j)
Michaels Stores Inc., New Term Loan	3.750%	1/28/20	7,949,700	7,931,249	(i)(j)
Party City Holdings Inc., Term Loan	4.000%	7/27/19	7,420,538	7,371,510	(i)(j)
Total Specialty Retail				26,385,385
Textiles, Apparel & Luxury Goods — 0.0%
Phillips-Van Heusen Corp., Term Loan B	3.250%	2/13/20	2,654,062	2,671,019	(i)(j)
Total Consumer Discretionary				118,696,991
Consumer Staples — 0.4%
Food & Staples Retailing — 0.1%
Supervalu Inc., Refi Term Loan B	4.500%	3/21/19	9,184,486	9,177,313	(i)(j)
Food Products — 0.2%
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	9,003,490	8,935,964	(i)(j)
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	2,286,900	2,289,175	(i)(j)
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	11,979,000	12,061,296	(i)(j)
Total Food Products				23,286,435
Household Products — 0.1%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,960,256	1,918,601	(i)(j)
Visant Corp., Term Loan B	5.250%	12/22/16	2,750,711	2,734,666	(i)(j)
Total Household Products				4,653,267
Total Consumer Staples				37,117,015
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	112,631	110,519	(i)(j)
Financials — 0.0%
Diversified Financial Services — 0.0%
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	2,416,667	2,420,695	(i)(j)

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.2%
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	9,932,775	$9,938,982	(i)(j)
MPH Acquisition Holdings LLC, Term Loan	4.000%	3/31/21	1,682,818	1,677,770	(i)(j)
Total Health Care Providers & Services				11,616,752
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	10,484,505	10,477,953	(i)(j)
Total Health Care				22,094,705
Industrials — 0.5%
Aerospace & Defense — 0.0%
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	1,095,018	1,102,546	(i)(j)
Airlines — 0.1%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	2,475,000	2,479,861	(i)(j)
Delta Air Lines Inc., New Term Loan B	3.500%	4/20/17	9,844,082	9,835,291	(i)(j)
Total Airlines				12,315,152
Commercial Services & Supplies — 0.1%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	4,830,955	4,804,211	(i)(j)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	4,702,261	4,709,611	(i)(j)
Nielsen Finance LLC, USD Term Loan B2	3.151%	4/15/21	4,953,338	4,971,294	(i)(j)
Total Commercial Services & Supplies				14,485,116
Construction & Engineering — 0.1%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	5,868,336	5,782,758	(i)(j)
Machinery — 0.1%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,405,291	6,402,018	(i)(j)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	9,489,871	9,454,284	(i)(j)
Total Machinery				15,856,302
Transportation Infrastructure — 0.1%
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	5,510,000	5,499,669	(i)(j)
Total Industrials				55,041,543
Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	2,481,250	2,482,027	(i)(j)
IT Services — 0.2%
First Data Corp., Extended 2018 Term Loan B	4.154%	3/24/18	19,556,443	19,577,251	(i)(j)
Technology Hardware, Storage & Peripherals — 0.1%
SunGard Data Systems Inc., Term Loan E	4.000%	3/8/20	4,512,598	4,523,879	(i)(j)
Total Information Technology				26,583,157

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 0.1%
Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	7,157,700		$7,161,680	(i)(j)
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings S.A., Term Loan B2	3.750%	6/30/19	9,823,825		9,836,105	(i)(j)
Wireless Telecommunication Services — 0.0%
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,920,375		3,910,574	(i)(j)
Total Telecommunication Services					13,746,679
Utilities — 0.5%
Electric Utilities — 0.0%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	2,926,020		2,933,335	(i)(j)
Independent Power and Renewable Electricity Producers — 0.5%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/10/16	35,620,000		35,842,625	(i)(j)
NRG Energy Inc., REFI Term Loan B	2.750%	7/2/18	9,899,749		9,872,248	(i)(j)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	3,003,870		3,078,967	(i)(j)
Total Independent Power and Renewable Electricity Producers					48,793,840
Total Utilities					51,727,175
Total Senior Loans (Cost — $336,753,182)					334,700,159
Sovereign Bonds — 7.9%
Brazil — 0.7%
Federative Republic of Brazil, Notes	10.000%	1/1/17	170,080,000	BRL	74,398,357
Chile — 0.0%
Corporacion Nacional del Cobre de Chile, Senior Notes	4.750%	10/15/14	2,590,000		2,619,166	(a)
Colombia — 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	13,290,000		14,884,800
Hungary — 0.3%
Hungary Government Bond, Senior Notes	5.750%	11/22/23	23,982,000		26,440,155
Indonesia — 0.3%
Republic of Indonesia, Notes	3.750%	4/25/22	15,470,000		15,025,237	(k)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		359,363	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		344,100	(k)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		535,500	(k)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,086,725	(k)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		1,950,326	(a)
Total Indonesia					26,301,251

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Italy — 1.5%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.750%	5/1/21	102,240,000	EUR	$155,261,163
Mexico — 2.4%
United Mexican States, Bonds	8.000%	6/11/20	70,565,000	MXN	6,253,397
United Mexican States, Bonds	6.500%	6/9/22	228,449,800	MXN	18,716,296
United Mexican States, Bonds	10.000%	12/5/24	39,070,000	MXN	4,021,224
United Mexican States, Bonds	8.500%	11/18/38	123,162,300	MXN	11,570,411
United Mexican States, Bonds	7.750%	11/13/42	1,734,316,200	MXN	151,381,668
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,930,000		3,551,160
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		393,074
United Mexican States, Senior Notes	4.750%	3/8/44	6,478,000		6,607,560
United Mexican States, Senior Notes	5.550%	1/21/45	42,320,000		48,139,000
Total Mexico					250,633,790
New Zealand — 0.4%
New Zealand Government Bond, Senior Bonds	3.000%	4/15/20	50,660,000	NZD	41,652,799
Poland — 1.1%
Republic of Poland, Bonds	4.000%	10/25/23	228,192,000	PLN	78,370,791
Republic of Poland, Senior Notes	4.000%	1/22/24	28,860,000		29,942,250
Total Poland					108,313,041
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	19,784,170		22,912,839	(k)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	6,123,900		7,092,333	(a)
Total Russia					30,005,172
South Africa — 0.3%
Republic of South Africa, Senior Notes	5.875%	9/16/25	22,950,000		25,508,925
Turkey — 0.5%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000		6,501,850
Republic of Turkey, Senior Bonds	5.750%	3/22/24	11,930,000		13,033,525
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,080,000		1,243,080
Republic of Turkey, Senior Notes	7.500%	11/7/19	380,000		450,490
Republic of Turkey, Senior Notes	6.250%	9/26/22	14,574,000		16,421,983
Republic of Turkey, Senior Notes	6.625%	2/17/45	10,900,000		12,616,750
Total Turkey					50,267,678
Uruguay — 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		2
Total Sovereign Bonds (Cost — $784,060,640)					806,286,299

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 9.3%
U.S. Government Agencies — 2.5%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	$3,307,464
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	63,920,456
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000	76,320,827
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000	12,809,143
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000	293,325
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000	1,184,727
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000	3,700,908
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	13,784,969
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	25,773,000	24,168,992
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	14,614,000	13,432,838
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,890,000	1,721,888
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	11,133,455
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	15,231,000	14,283,084
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000	656,302
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,190,893
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000	20,014,882
Total U.S. Government Agencies				261,924,153
U.S. Government Obligations — 6.8%
U.S. Treasury Bonds	3.750%	11/15/43	129,117,000	139,446,360
U.S. Treasury Bonds	3.625%	2/15/44	376,540,000	397,367,181
U.S. Treasury Bonds	3.375%	5/15/44	85,200,000	85,772,459
U.S. Treasury Notes	0.250%	8/31/14	910,000	910,248
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,129
U.S. Treasury Notes	1.500%	7/31/16	720,000	734,962
U.S. Treasury Notes	0.875%	4/15/17	7,670,000	7,688,577
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,658,636
U.S. Treasury Notes	1.625%	4/30/19	29,400,000	29,455,125
U.S. Treasury Notes	1.500%	5/31/19	8,170,000	8,129,150
U.S. Treasury Notes	2.000%	5/31/21	50,000	49,625
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	4,626,692
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	49,050,000	18,119,364
Total U.S. Government Obligations				694,108,508
Total U.S. Government & Agency Obligations (Cost — $909,896,117)				956,032,661
U.S. Treasury Inflation Protected Securities — 1.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,802,791	13,744,023
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	48,130,873	45,306,938

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — continued
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	54,922,968	$49,859,730
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	66,891,462	68,187,484
Total U.S. Treasury Inflation Protected Securities (Cost — $176,797,971)				177,098,175

			Shares
Common Stocks — 0.0%
Financials — 0.0%
Diversified Financial Services — 0.0%
PB Investors II LLC (Cost — $9,649,957)			80,790	0	(e)(f)(g)
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I	8.125%		454,841	12,417,159	(b)
Diversified Financial Services — 0.0%
Citigroup Capital XIII	7.875%		82,775	2,292,868	(b)
Total Preferred Stocks (Cost — $13,228,694)				14,710,027

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Dollar/Eurodollar, Put @ $1.36		7/3/14	319	31,900
U.S. Dollar/Japanese Yen, Put @ $0.97		7/4/14	128	2,400
U.S. Treasury 05-Year Notes, Call @ $120.00		8/22/14	315	76,289
U.S. Treasury 10-Year Notes, Call @ $125.00		7/25/14	212	135,813
U.S. Treasury 30-Year Bonds, Call @ $136.00		7/25/14	59	100,484
U.S. Treasury 30-Year Bonds, Call @ $137.00		7/25/14	163	175,735
U.S. Treasury 30-Year Bonds, Put @ $135.00		7/25/14	109	30,656
Total Purchased Options (Cost — $822,480)				553,277
Total Investments before Short-Term Investments (Cost — $9,991,893,290)				10,343,773,024

		Maturity Date	Face Amount†
Short-Term Investments — 7.7%
U.S. Government Agencies — 5.1%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	10/17/14	100,000,000	99,985,000	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/12/14	13,000,000	12,997,101	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/26/14	15,829,000	15,825,090	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/28/14	25,000,000	24,993,750	(l)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	0.076%	9/17/14	75,000,000	$74,993,475	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.055%	9/22/14	160,130,000	160,115,268	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.065%	9/24/14	60,000,000	59,994,360	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.080%	11/26/14	54,600,000	54,586,514	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.087%	12/10/14	15,000,000	14,995,275	(l)
Total U.S. Government Agencies (Cost — $518,457,898)				518,485,833
U.S. Government Obligations — 0.9%
U.S. Treasury Bills	0.006-0.018%	7/3/14	68,000,000	67,999,953	(l)
U.S. Treasury Bills	0.012%	7/17/14	25,000,000	24,999,867	(l)
Total U.S. Government Obligations (Cost — $92,999,820)				92,999,820
Repurchase Agreements — 1.7%
Barclays Capital Inc. repurchase agreement dated 6/30/14; Proceeds at maturity — $142,684,159; (Fully collateralized by U.S. government obligations, 1.500% due 8/31/18; Market value —$145,537,661)	0.040%	7/1/14	142,684,000	142,684,000
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/14; Proceeds at maturity — $31,916,053; (Fully collateralized by U.S. government agency obligations, 1.700% due 11/21/18; Market value — $32,570,386)	0.060%	7/1/14	31,916,000	31,916,000
Total Repurchase Agreements (Cost — $174,600,000)				174,600,000
Total Short-Term Investments (Cost — $786,057,718)				786,085,653
Total Investments — 108.4% (Cost — $10,777,951,008#)				11,129,858,677
Liabilities in Excess of Other Assets — (8.4)%				(862,315,216)
Total Net Assets — 100.0%				$10,267,543,461

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2014.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Value is less than $1.

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset Core Plus Bond Fund

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Dollar/Eurodollar, Put	7/3/14	$1,350.00	192	$3,600
U.S. Treasury 5-Year Notes, Put	7/25/14	119.00	425	73,047
U.S. Treasury 10-Year Notes, Call	7/25/14	126.00	315	68,905
U.S. Treasury 10-Year Notes, Put	7/25/14	125.00	473	221,718
U.S. Treasury 10-Year Notes, Put	7/25/14	124.00	157	26,984
U.S. Treasury 10-Year Notes, Put	7/25/14	124.50	315	93,516
U.S. Treasury 10-Year Notes, Call	8/22/14	125.00	672	598,500
U.S. Treasury 10-Year Notes, Call	8/22/14	126.00	67	29,313
U.S. Treasury 10-Year Notes, Put	8/22/14	123.50	140	37,188
U.S. Treasury 30-Year Bonds, Call	7/25/14	138.00	2	1,250
U.S. Treasury 30-Year Bonds, Put	7/25/14	133.00	197	15,391
U.S. Treasury 30-Year Bonds, Put	7/25/14	132.00	197	9,234
U.S. Treasury 30-Year Bonds, Put	7/25/14	134.00	256	40,000
U.S. Treasury 30-Year Bonds, Call	8/22/14	138.00	255	282,891
U.S. Treasury 30-Year Bonds, Put	8/22/14	135.00	238	156,188
Total Written Options (Premiums received — $2,044,541)				$1,657,725

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	47

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $10,777,951,008)	$11,129,858,677
Foreign currency, at value (Cost — $9,208,051)	9,203,895
Receivable for securities sold	441,925,760
Interest receivable	80,695,743
Deposits with brokers for open futures contracts	17,899,364
Receivable for Fund shares sold	9,812,810
Unrealized appreciation on forward foreign currency contracts	8,602,313
Foreign currency collateral for open futures contracts, at value (Cost — $6,330,381)	6,336,152
Deposits with brokers for centrally cleared swap contracts	5,536,103
Deposits with brokers for OTC swap contracts	5,404,000
OTC swaps, at value (premiums paid — $1,686,115)	4,659,121
Deposits with brokers for open written options	2,630,214
Principal paydown receivable	2,147,406
Receivable for open OTC swap contracts	93,448
Deposits with brokers for open purchased options	103,062
Prepaid expenses	130,415
Other receivables	14,719
Total Assets	11,725,053,202

Liabilities:
Payable for securities purchased	1,396,175,939
Payable for Fund shares repurchased	32,567,163
OTC swaps, at value (premiums paid — $1,045)	5,542,558
Due to custodian	4,675,085
Unrealized depreciation on forward foreign currency contracts	4,447,356
Investment management fee payable	3,519,725
Payable to broker — variation margin on open futures contracts	2,958,514
Distributions payable	2,192,239
Written options, at value (premiums received — $2,044,541)	1,657,725
Service and/or distribution fees payable	766,561
Payable for open OTC swap contracts	673,315
Payable to broker — variation margin on centrally cleared swaps	244,341
Directors’ fees payable	71,836
Accrued expenses	2,017,384
Total Liabilities	1,457,509,741
Total Net Assets	$10,267,543,461

Net Assets:
Par value (Note 7)	$883,669
Paid-in capital in excess of par value	10,352,454,615
Undistributed net investment income	51,425,164
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(462,696,841)
Net unrealized appreciation on investments, futures contracts, written options, swap contracts and foreign currencies	325,476,854
Total Net Assets	$10,267,543,461

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Shares Outstanding:
Class A	14,963,599
Class C	1,172,143
Class C1	2,767,777
Class FI	294,956,670
Class R	390,857
Class I	328,018,880
Class IS	241,399,540

Net Asset Value:
Class A (and redemption price)	$11.62
Class C*	$11.62
Class C1*	$11.61
Class FI (and redemption price)	$11.62
Class R (and redemption price)	$11.60
Class I (and redemption price)	$11.62
Class IS (and redemption price)	$11.62
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.14

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	49

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$197,195,851
Dividends	543,430
Total Investment Income	197,739,281

Expenses:
Investment management fee (Note 2)	19,923,825
Service and/or distribution fees (Notes 2 and 5)	4,453,559
Transfer agent fees (Note 5)	3,286,258
Fund accounting fees	311,807
Fees recaptured by investment manager (Note 2)	301,439
Directors’ fees	299,508
Legal fees	160,171
Custody fees	121,026
Insurance	90,612
Registration fees	75,228
Shareholder reports	50,433
Audit and tax fees	44,506
Miscellaneous expenses	30,918
Total Expenses	29,149,290
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(155,703)
Net Expenses	28,993,587
Net Investment Income	168,745,694

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	17,517,159
Futures contracts	(16,185,207)
Written options	15,298,365
Swap contracts	(4,799,467)
Foreign currency transactions	(8,741,154)
Net Realized Gain	3,089,696
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	378,303,792
Futures contracts	(1,623,038)
Written options	(364,799)
Swap contracts	(3,610,281)
Foreign currencies	2,434,060
Change in Net Unrealized Appreciation (Depreciation)	375,139,734
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	378,229,430
Increase in Net Assets from Operations	$546,975,124

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$168,745,694	$297,797,084
Net realized gain	3,089,696	23,523,597
Change in net unrealized appreciation (depreciation)	375,139,734	(444,605,252)
Increase (Decrease) in Net Assets From Operations	546,975,124	(123,284,571)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(173,524,688)	(311,611,331)
Decrease in Net Assets From Distributions to Shareholders	(173,524,688)	(311,611,331)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,239,671,545	2,535,336,401
Reinvestment of distributions	159,241,910	287,503,462
Cost of shares repurchased	(1,254,171,062)	(3,019,989,011)
Increase (Decrease) in Net Assets From Fund Share Transactions	144,742,393	(197,149,148)
Increase (Decrease) in Net Assets	518,192,829	(632,045,050)

Net Assets:
Beginning of period	9,749,350,632	10,381,395,682
End of period*	$10,267,543,461	$9,749,350,632
*Includes undistributed net investment income of:	$51,425,164	$56,204,158

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	51

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.19	$11.67	$11.34

Income (loss) from operations:
Net investment income	0.18	0.31	0.21
Net realized and unrealized gain (loss)	0.44	(0.47)	0.34
Total income (loss) from operations	0.62	(0.16)	0.55

Less distributions from:
Net investment income	(0.19)	(0.32)	(0.22)
Total distributions	(0.19)	(0.32)	(0.22)

Net asset value, end of period	$11.62	$11.19	$11.67
Total return[4]	5.55%	(1.34)%	4.88%

Net assets, end of period (000s)	$173,849	$151,890	$162,174

Ratios to average net assets:
Gross expenses	0.80%[5]	0.79%	0.81%[5]
Net expenses[6,7]	0.80 [5]	0.79	0.81 [5,8]
Net investment income	3.22 [5]	2.71	2.67 [5]

Portfolio turnover rate[9]	41%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014, 306% for the year ended December 31, 2013 and 385% for the period ended December 31, 2012.

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.20	$11.68	$11.34

Income (loss) from operations:
Net investment income	0.14	0.22	0.14
Net realized and unrealized gain (loss)	0.42	(0.46)	0.36
Total income (loss) from operations	0.56	(0.24)	0.50

Less distributions from:
Net investment income	(0.14)	(0.24)	(0.16)
Total distributions	(0.14)	(0.24)	(0.16)

Net asset value, end of period	$11.62	$11.20	$11.68
Total return[4]	5.04%	(2.09)%	4.45%

Net assets, end of period (000s)	$13,625	$11,482	$6,146

Ratios to average net assets:
Gross expenses	1.59%[5,6]	1.59%	1.48%[5]
Net expenses[7,8,9]	1.59 [5,6]	1.57	1.48 [5]
Net investment income	2.41 [5]	1.97	1.89 [5]

Portfolio turnover rate[10]	41%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014, 306% for the year ended December 31, 2013 and 385% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.18	$11.66	$11.67

Income (loss) from operations:
Net investment income	0.16	0.26	0.06
Net realized and unrealized gain (loss)	0.43	(0.47)	(0.01)
Total income (loss) from operations	0.59	(0.21)	0.05

Less distributions from:
Net investment income	(0.16)	(0.27)	(0.06)
Total distributions	(0.16)	(0.27)	(0.06)

Net asset value, end of period	$11.61	$11.18	$11.66
Total return[4]	5.32%	(1.78)%	0.47%

Net assets, end of period (000s)	$32,142	$33,072	$44,839

Ratios to average net assets:
Gross expenses	1.24%[5]	1.24%	1.26%[5]
Net expenses[6,7]	1.24 [5]	1.24	1.26 [5,8]
Net investment income	2.77 [5]	2.24	2.22 [5]

Portfolio turnover rate[9]	41%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 4, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014, 306% for the year ended December 31, 2013 and 385% for the period ended December 31, 2012.

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2013	2012	2011	2010[3]	2009

Net asset value, beginning of period	$11.19	$11.67	$11.10	$10.78	$10.13	$8.66

Income (loss) from operations:
Net investment income	0.18	0.31	0.32	0.33	0.42	0.45
Net realized and unrealized gain (loss)	0.44	(0.46)	0.59	0.35	0.76	1.71
Total income (loss) from operations	0.62	(0.15)	0.91	0.68	1.18	2.16

Less distributions from:
Net investment income	(0.19)	(0.33)	(0.34)	(0.36)	(0.53)	(0.55)
Net realized gains	—	—	—	—	—	(0.14)
Total distributions	(0.19)	(0.33)	(0.34)	(0.36)	(0.53)	(0.69)

Net asset value, end of period	$11.62	$11.19	$11.67	$11.10	$10.78	$10.13
Total return[4]	5.55%	(1.32)%	8.25%	6.37%	11.80%	25.78%

Net assets, end of period (000s)	$3,426,931	$3,111,153	$2,934,467	$2,122,142	$923,350	$757,048

Ratios to average net assets:
Gross expenses	0.81%[5,6]	0.82%	0.75%	0.78%	0.76%	0.86%
Net expenses[7,8,9]	0.80 [5,6]	0.77	0.73	0.70	0.70	0.70
Net investment income	3.21 [5]	2.74	2.79	3.04	3.90	4.90

Portfolio turnover rate	41%[10]	109%[10]	127%[10]	170%[10]	464%	202%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that the annual operating expenses did not exceed 0.78%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that the annual operating expenses did not exceed 0.74%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.70%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014 and 306%, 385% and 734% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.18	$11.66	$11.34

Income (loss) from operations:
Net investment income	0.16	0.28	0.19
Net realized and unrealized gain (loss)	0.43	(0.48)	0.33
Total income (loss) from operations	0.59	(0.20)	0.52

Less distributions from:
Net investment income	(0.17)	(0.28)	(0.20)
Total distributions	(0.17)	(0.28)	(0.20)

Net asset value, end of period	$11.60	$11.18	$11.66
Total return[4]	5.28%	(1.70)%	4.57%

Net assets, end of period (000s)	$4,535	$1,292	$451

Ratios to average net assets:
Gross expenses	1.24%[5,6]	1.33%[6]	1.24%[5]
Net expenses[7,8,9]	1.15 [5,6]	1.15 [6]	1.02 [5]
Net investment income	2.86 [5]	2.51	2.45 [5]

Portfolio turnover rate[10]	41%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014, 306% for the year ended December 31, 2013 and 385% for the period ended December 31, 2012.

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011	2010[3]	2009

Net asset value, beginning of period	$11.19	$11.67	$11.11	$10.78	$10.14	$8.66

Income (loss) from operations:
Net investment income	0.20	0.34	0.35	0.36	0.45	0.48
Net realized and unrealized gain (loss)	0.43	(0.46)	0.58	0.35	0.75	1.71
Total income (loss) from operations	0.63	(0.12)	0.93	0.71	1.20	2.19

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.37)	(0.38)	(0.56)	(0.57)
Net realized gains	—	—	—	—	—	(0.14)
Total distributions	(0.20)	(0.36)	(0.37)	(0.38)	(0.56)	(0.71)

Net asset value, end of period	$11.62	$11.19	$11.67	$11.11	$10.78	$10.14
Total return[4]	5.71%	(1.07)%	8.44%	6.72%	11.97%	26.20%

Net assets, end of period (000s)	$3,812,225	$4,032,933	$4,787,737	$4,698,991	$5,188,774	$5,466,554

Ratios to average net assets:
Gross expenses	0.49%[5]	0.51%	0.46%	0.45%	0.45%	0.46%
Net expenses[6]	0.49 [5]	0.51	0.46 [7]	0.45	0.45	0.46
Net investment income	3.51 [5]	2.98	3.06	3.28	4.20	5.20

Portfolio turnover rate	41%[8]	109%[8]	127%[8]	170%[8]	464%	202%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	In April 2010, Institutional Class shares were renamed Class I shares.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014 and 306%, 385% and 734% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2014[2]	2013	2012	2011	2010[3]	2009

Net asset value, beginning of period	$11.19	$11.67	$11.10	$10.78	$10.13	$8.66

Income (loss) from operations:
Net investment income	0.20	0.35	0.35	0.36	0.45	0.48
Net realized and unrealized gain (loss)	0.44	(0.46)	0.59	0.35	0.76	1.70
Total income (loss) from operations	0.64	(0.11)	0.94	0.71	1.21	2.18

Less distributions from:
Net investment income	(0.21)	(0.37)	(0.37)	(0.39)	(0.56)	(0.57)
Net realized gains	—	—	—	—	—	(0.14)
Total distributions	(0.21)	(0.37)	(0.37)	(0.39)	(0.56)	(0.71)

Net asset value, end of period	$11.62	$11.19	$11.67	$11.10	$10.78	$10.13
Total return[4]	5.74%	(0.98)%	8.57%	6.65%	12.10%	26.11%

Net assets, end of period (000s)	$2,804,236	$2,407,529	$2,445,582	$2,131,029	$1,824,251	$1,835,921

Ratios to average net assets:
Gross expenses	0.43%[5]	0.43%[6]	0.43%	0.43%	0.43%	0.43%
Net expenses[7]	0.43 [5,8]	0.43 [6,8]	0.43 [8,9]	0.43	0.43	0.43 [9]
Net investment income	3.58 [5]	3.08	3.09	3.30	4.20	5.20

Portfolio turnover rate	41%[10]	109%[10]	127%[10]	170%[10]	464%	202%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 111% for the six months ended June 30, 2014 and 306%, 385% and 734% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

60	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$1,238,936,094	$0	*	$1,238,936,094
Other corporate bonds & notes	—	2,348,141,469	—		2,348,141,469
Asset-backed securities	—	509,604,655	—		509,604,655
Collateralized mortgage obligations	—	1,631,313,894	—		1,631,313,894
Mortgage-backed securities	—	2,291,146,478	—		2,291,146,478
Non-U.S. Treasury inflation protected securities	—	35,249,836	—		35,249,836
Senior loans	—	334,700,159	—		334,700,159
Sovereign bonds	—	806,286,299	—		806,286,299
U.S. government & agency obligations	—	956,032,661	—		956,032,661
U.S. Treasury inflation protected securities	—	177,098,175	—		177,098,175
Common stocks	—	—	0	*	0	*
Preferred stocks	$14,710,027	—	—		14,710,027
Purchased options	553,277	—	—		553,277
Total long-term investments	$15,263,304	$10,328,509,720	$0	*	$10,343,773,024
Short-term investments†	—	786,085,653	—		786,085,653
Total investments	$15,263,304	$11,114,595,373	$0	*	$11,129,858,677
Other financial instruments:
Futures contracts	$4,118,372	—	—		$4,118,372
Forward foreign currency contracts	—	$8,602,313	—		8,602,313
OTC credit default swaps on corporate issues — sell protection‡	—	2,251,130	—		2,251,130
OTC credit default swaps on corporate issues — buy protection‡	—	2,032,233	—		2,032,233
OTC credit default swaps on credit indices — sell protection‡	—	375,758	—		375,758
Total other financial instruments	$4,118,372	$13,261,434	—		$17,379,806
Total	$19,381,676	$11,127,856,807	$0	*	$11,147,238,483

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Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$1,657,725	—	—	$1,657,725
Futures contracts	12,730,291	—	—	12,730,291
Forward foreign currency contracts	—	$4,447,356	—	4,447,356
OTC interest rate swaps‡	—	5,023,247	—	5,023,247
OTC credit default swaps on corporate issues — buy protection‡	—	516,059	—	516,059
OTC credit default swaps on credit indices — sell protection‡	—	3,252	—	3,252
Centrally cleared interest rate swaps	—	17,897,248	—	17,897,248
Centrally cleared credit default swaps on credit indices — buy protection	—	2,054,564	—	2,054,564
Total	$14,388,016	$29,941,726	—	$44,329,742

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on

62	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

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Notes to financial statements (unaudited) (cont’d)

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(i) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option

64	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

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Notes to financial statements (unaudited) (cont’d)

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2014, the total notional value of all credit default swaps to sell protection is $79,188,070. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2014, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as

66	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

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Notes to financial statements (unaudited) (cont’d)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

68	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

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Notes to financial statements (unaudited) (cont’d)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Fund held written options, forward foreign currency contracts, OTC credit default swaps and OTC interest rate swaps with credit related contingent features which had a liability position of $11,647,639. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2014, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $8,034,214, which could be used to reduce the required payment.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to

70	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) share advisory responsibilities with Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.90%, 1.65%, 1.51%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class C1, Class FI, Class R and Class IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

Prior to May 1, 2014, the investment manager voluntarily waived fees and/or reimbursed operating expenses of Class FI shares so that the annual operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) did not exceed 0.78%.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $155,703.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2014, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I
Expires December 31, 2014	$75	—	$21	$168,832	—	$2,213
Expires December 31, 2015	—	—	—	1,580,973	$180	—
Expires December 31, 2016	—	$2	—	153,608	2,093	—
Fee waivers/expense reimbursements subject to recapture	$75	$2	$21	$1,903,413	$2,273	$2,213

For the six months ended June 30, 2014, LMPFA recaptured $2,000, $298,568 and $871 for Class C, Class FI and Class R shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $29,675 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$12,858	$403	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

72	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,977,611,540	$9,340,790,125
Sales	1,917,605,874	9,235,928,028

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$472,662,445
Gross unrealized depreciation	(120,754,776)
Net unrealized appreciation	$351,907,669

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,855	12/15	$953,480,066	$954,738,938	$1,258,872
90-Day Eurodollar	3,399	6/16	835,294,422	837,513,600	2,219,178
U.S. Treasury 5-Year Notes	2,492	9/14	297,064,615	297,696,658	632,043
U.S. Treasury Ultra Long-Term Bonds	504	9/14	75,669,147	75,568,500	(100,647)
					4,009,446
Contracts to Sell:
90-Day Eurodollar	5	3/15	1,243,360	1,245,563	(2,203)
90-Day Eurodollar	3,289	6/18	795,118,537	797,746,950	(2,628,413)
Euro	1,467	9/14	250,238,495	251,187,075	(948,580)
Euro-Bund	476	9/14	94,578,056	95,819,198	(1,241,142)
U.S. Dollar/Japanese Yen	378	9/14	46,105,328	46,683,000	(577,672)
U.S. Treasury 10-Year Notes	5,844	9/14	727,204,882	731,504,437	(4,299,555)
U.S. Treasury 2-Year Notes	68	9/14	14,940,654	14,932,375	8,279
U.S. Treasury Long-Term Bonds	3,671	9/14	500,683,234	503,615,313	(2,932,079)
					(12,621,365)
Net unrealized depreciation on open futures contracts					$(8,611,919)

During the six months ended June 30, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2013	4,032	$2,183,365
Options written	43,739	18,974,209
Options closed	(9,446)	(5,132,434)
Options exercised	(15,411)	(6,936,227)
Options expired	(19,013)	(7,044,372)
Written options, outstanding as of June 30, 2014	3,901	$2,044,541

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

At June 30, 2014, the Fund held TBA securities with a total cost of $947,803,296.

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	Citibank N.A.	82,000,000	$112,300,805	8/14/14	$(1,917,405)
Euro	Credit Suisse First Boston Inc.	56,800,000	77,788,850	8/14/14	790,770
Euro	Morgan Stanley Co. Inc.	44,000,000	60,258,968	8/14/14	653,752
Polish Zloty	Citibank N.A.	79,561,849	26,126,438	8/14/14	40,158
					(432,725)
Contracts to Sell:
British Pound	Goldman Sachs Group Inc.	59,430,000	101,674,143	8/14/14	(999,723)
Euro	Citibank N.A.	38,000,000	52,041,836	8/14/14	74,290
Euro	Citibank N.A.	44,000,000	60,258,968	8/14/14	(655,380)
Euro	Credit Suisse First Boston Inc.	148,611,868	203,527,224	8/14/14	3,461,020
Euro	Goldman Sachs Group Inc.	42,250,000	57,862,305	8/14/14	966,595
Euro	JPMorgan Chase & Co.	50,815,000	69,592,261	8/14/14	1,164,679
Euro	Morgan Stanley Co. Inc.	63,690,000	87,224,857	8/14/14	1,451,049
Euro	UBS AG	18,120,524	24,816,457	8/14/14	(23,992)
Japanese Yen	Barclays Bank PLC	5,281,922,000	52,155,187	8/14/14	(315,733)
Japanese Yen	Citibank N.A.	10,406,526,000	102,756,973	8/14/14	(455,894)
Polish Zloty	Citibank N.A.	79,561,849	26,126,437	8/14/14	(79,229)
					4,587,682
Net unrealized appreciation on open forward foreign currency contracts					$4,154,957

At June 30, 2014, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty (Reference Entity)	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	$(485,780)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(425,924)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(881,996)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(579,750)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(982,335)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,028,590)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(638,872)
Total	$53,990,000				—	$(5,023,247)

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$124,700,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(6,958,103)	$(17,897,248)

74	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2014[3]	Periodic Payments Received By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$9,680,000	6/20/21	0.80%	1.000% quarterly	$126,390	$116,958	$9,432
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	24,910,000	3/20/24	0.85%	1.000% quarterly	320,025	(533,626)	853,651
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.38%	3.650% quarterly	465,912	—	465,912
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.38%	3.650% quarterly	366,448	—	366,448
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	0.12%	2.930% quarterly	53,247	—	53,247
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	11,440,000	9/20/21	0.82%	1.000% quarterly	135,380	135,505	(125)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.38%	3.770% quarterly	694,655	—	694,655
RBS Greenwich (Ally Financial Inc., 7.500%, due 9/15/20)	4,200,000	12/20/16	0.69%	1.550% quarterly	89,073	—	89,073
Total	$67,180,000				$2,251,130	$(281,163)	$2,532,293

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount [2]	Termination Date	Implied Credit Spread At June 30, 2014[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Marriott International Inc., 5.810%, due 11/10/15)	$7,950,000	12/20/15	0.08%	0.730% monthly	$(77,392)	—	$(77,392)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	8,270,000	12/20/16	0.44%	1.040% quarterly	(122,116)	—	(122,116)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	0.11%	1.130% quarterly	(83,646)	—	(83,646)
Barclays Capital Inc. (AES Corp., 8.000%, due 10/15/17)	13,500,000	3/20/21	2.45%	5.000% quarterly	2,032,233	$1,890,014	142,219
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.25%	0.690% quarterly	(58,470)	—	(58,470)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.11%	0.580% quarterly	(101,419)	—	(101,419)

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount [2]	Termination Date	Implied Credit Spread At June 30, 2014[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	$8,270,000	3/20/17	0.83%	0.890% quarterly	$(14,311)	—	$(14,311)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.07%	0.480% monthly	(58,705)	—	(58,705)
Total	$67,490,000				$1,516,174	$1,890,014	$(373,840)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG (iBoxx.IG.Hi-Vol2)	$8,330,933	9/20/14	1.300% quarterly	$(3,252)	$1,045	$(4,297)
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,838,568	6/25/36	4.420% monthly	187,879	42,495	145,384
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,838,569	6/25/36	4.420% monthly	187,879	34,769	153,110
Total	$12,008,070			$372,506	$78,309	$294,197

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc. (Markit CDX.NA.HY.20 Index)	$17,107,200	6/20/18	5.000% quarterly	$(1,641,238)	$(521,405)	$(1,119,833)
Barclays Capital Inc. (Markit CDX.NA.HY.21 Index)	41,787,900	12/20/18	5.000% quarterly	(3,833,767)	(2,899,036)	(934,731)
Total	$58,895,100			$(5,475,005)	$(3,420,441)	$(2,054,564)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

76	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

At June 30, 2014, the Fund held collateral received from Barclays Capital Inc., Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $2,205,430, $ 792,795 and $607,231 on OTC credit default swap contracts valued at $2,158,623, $694,655 and $375,758, respectively. Net exposures to the counterparties were $(46,807), $(98,140) and $(231,473), respectively. Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$518,977	$34,300	—	$553,277
Futures contracts[3]	4,118,372	—	—	4,118,372
OTC Swap contracts[4]	—	—	$4,659,121	4,659,121
Forward foreign currency contracts	—	8,602,313	—	8,602,313
Total	$4,637,349	$8,636,613	$4,659,121	$17,933,083

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$1,654,125	$3,600	—	$1,657,725
Futures contracts[3]	11,204,039	1,526,252	—	12,730,291
OTC swap contracts[4]	5,023,247	—	$519,311	5,542,558
Centrally cleared swap contracts[5]	17,897,248	—	2,054,564	19,951,812
Forward foreign currency contracts	—	4,447,356	—	4,447,356
Total	$35,778,659	$5,977,208	$2,573,875	$44,329,742

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown seperately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(3,483,796)	$(3,330,264)	—	$(6,814,060)
Written options	15,298,365	—	—	15,298,365
Futures contracts	(16,156,109)	(29,098)	—	(16,185,207)
Swap contracts	(5,073,650)	—	$274,183	(4,799,467)
Forward foreign currency contracts[2]	—	(7,793,083)	—	(7,793,083)
Total	$(9,415,190)	$(11,152,445)	$274,183	$(20,293,452)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(449,358)	$1,477,009	—	$1,027,651
Written options	(456,575)	91,776	—	(364,799)
Futures contracts	(544,004)	(1,079,034)	—	(1,623,038)
Swap contracts	(3,447,816)	—	$(162,465)	(3,610,281)
Forward foreign currency contracts[2]	—	1,996,321	—	1,996,321
Total	$(4,897,753)	$2,486,072	$(162,465)	$(2,574,146)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

78	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$990,984
Written options	3,019,845
Futures contracts (to buy)	1,929,753,088
Futures contracts (to sell)	1,579,589,839
Forward foreign currency contracts (to buy)	125,374,012
Forward foreign currency contracts (to sell)	702,924,468

Average Notional Balance
Interest rate swap contracts	$917,962,857
Credit default swap contracts (to buy protection)	145,025,571
Credit default swap contracts (to sell protection)	88,140,286

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2]	Net Amount
Purchased options[3]	$553,277	—	$553,277
OTC swap contracts	4,659,121	$(3,605,456)	1,053,665
Forward foreign currency contracts	8,602,313	—	8,602,313
Total	$13,814,711	$(3,605,456)	$10,209,255

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,4]	Net Amount
Written options	$1,657,725	$(1,657,725)	—
Futures contracts[5]	2,958,514	(2,958,514)	—
OTC swap contracts	5,542,558	(5,404,000)	$138,558
Centrally cleared swap contracts[5]	244,341	(244,341)	—
Forward foreign currency contracts	4,447,356	—	4,447,356
Total	$14,850,494	$(10,264,580)	$4,585,914

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$203,780	$95,884
Class C	61,310	8,188
Class C1	112,990	18,298
Class FI	4,064,521	1,912,209
Class R	10,958	6,058
Class I	—	1,240,291
Class IS	—	5,330
Total	$4,453,559	$3,286,258

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	$2
Class C1	—
Class FI	153,608
Class R	2,093
Class I	—
Class IS	—
Total	$155,703

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class A	$2,700,798	$4,496,072
Class C	153,709	215,346
Class C1	462,477	935,379
Class FI	53,672,802	87,785,287
Class R	64,776	15,435
Class I	70,549,461	139,950,879
Class IS	45,920,665	78,212,933
Total	$173,524,688	$311,611,331

80	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

7. Capital shares

At June 30, 2014, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,045,484	$34,798,087	4,837,552	$55,271,449
Shares issued on reinvestment	224,759	2,579,551	378,146	4,308,478
Shares repurchased	(1,880,690)	(21,512,908)	(5,538,718)	(63,011,598)
Net increase (decrease)	1,389,553	$15,864,730	(323,020)	$(3,431,671)

Class C
Shares sold	313,694	$3,602,551	786,651	$9,077,786
Shares issued on reinvestment	10,028	115,128	14,498	164,872
Shares repurchased	(177,143)	(2,037,935)	(302,004)	(3,418,047)
Net increase	146,579	$1,679,744	499,145	$5,824,611

Class C1
Shares sold	1,271	$14,538	12,304	$142,459
Shares issued on reinvestment	37,590	431,043	75,486	860,084
Shares repurchased	(228,017)	(2,601,355)	(975,111)	(11,107,115)
Net decrease	(189,156)	$(2,155,774)	(887,321)	$(10,104,572)

Class FI
Shares sold	28,513,604	$326,068,724	67,320,400	$771,472,075
Shares issued on reinvestment	4,673,397	53,631,858	7,700,673	87,703,779
Shares repurchased	(16,261,313)	(186,307,900)	(48,454,234)	(552,243,453)
Net increase	16,925,688	$193,392,682	26,566,839	$306,932,401

Class R
Shares sold	351,813	$3,953,473	105,034	$1,176,275
Shares issued on reinvestment	4,673	53,538	848	9,627
Shares repurchased	(81,184)	(925,249)	(28,983)	(330,738)
Net increase	275,302	$3,081,762	76,899	$855,164
Class I
Shares sold	36,623,381	$419,116,704	101,098,446	$1,156,241,441
Shares issued on reinvestment	5,394,962	61,899,545	11,020,415	125,691,164
Shares repurchased	(74,295,663)	(851,304,413)	(161,975,723)	(1,841,626,054)
Net decrease	(32,277,320)	$(370,288,164)	(49,856,862)	$(559,693,449)

Class IS
Shares sold	39,235,484	$452,117,468	47,382,222	$541,954,916
Shares issued on reinvestment	3,531,461	40,531,247	6,037,679	68,765,458
Shares repurchased	(16,553,601)	(189,481,302)	(47,841,467)	(548,252,006)
Net increase	26,213,344	$303,167,413	5,578,434	$62,468,368

Western Asset Core Plus Bond Fund 2014 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

8. Capital loss carryforward

As of December 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2014	$(808,003)
12/31/2017	(381,669,016)
$(382,477,019)

These amounts will be available to offset any future taxable capital gains.

82	Western Asset Core Plus Bond Fund 2014 Semi-Annual Report

Western Asset

Core Plus Bond Fund

Directors

William E. B. Siart, Chairman

Robert Abeles, Jr.

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Transfer agent*

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s transfer agent.

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/14 SR14-2290

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 20, 2014